UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of September 30, 2017 (Unaudited)

ASG Dynamic Allocation Fund

Shares	Description	Value (†)
Exchange-Traded Funds – 49.5%
19,964	iShares® Core U.S. Aggregate Bond ETF	$2,187,855
10,114	iShares® Edge MSCI Min Vol Emerging Markets ETF	587,623
11,186	iShares® JP Morgan USD Emerging Markets Bond ETF	1,302,274
45,247	SPDR® Bloomberg Barclays International Treasury Bond ETF	1,270,988
7,854	Vanguard FTSE All World ex-U.S. Small-Cap ETF	902,660
20,419	Vanguard FTSE Developed Markets ETF	886,389
13,494	Vanguard FTSE Emerging Markets ETF	587,934
15,645	Vanguard FTSE Europe ETF	912,573
12,676	Vanguard FTSE Pacific ETF	864,503
24,915	Vanguard Intermediate-Term Corporate Bond ETF	2,192,769
11,247	Vanguard Mid-Cap ETF	1,653,309
21,882	Vanguard Total International Bond ETF	1,194,538
12,842	Vanguard Total Stock Market ETF	1,663,296
18,025	Vanguard Value ETF	1,799,256

	Total Exchange-Traded Funds (Identified Cost $16,568,095)	18,005,967

Principal Amount
Short-Term Investments – 48.9%

	Certificates of Deposit – 37.8%
$ 700,000	Mizuho Bank Ltd. (NY), 1.250%, 10/04/2017	700,009
900,000	Credit Agricole Corporate & Investment Bank (NY), 1.180%, 10/05/2017	900,003
900,000	Oversea-Chinese Banking Corp. Ltd. (NY), 1-month LIBOR + 0.160%, 1.395%, 10/10/2017(a)	900,063
500,000	Norinchukin Bank (NY), 1-month LIBOR + 0.270%, 1.505%, 10/10/2017(a)	500,052
500,000	Landesbank Hessen (NY), 1.300%, 10/12/2017	500,020
900,000	Bank of Tokyo-Mitsubishi UFJ (NY), 1.250%, 11/21/2017	899,998
1,000,000	Sumitomo Mitsui Bank (NY), 1.250%, 11/21/2017	1,000,013
500,000	Svenska Handelsbanken (NY), 1-month LIBOR + 0.090%, 1.322%, 12/06/2017(a)(b)	500,053
900,000	Skandinaviska Enskilda Banken AB (NY), 1.300%, 12/08/2017	900,123
500,000	Bank of Nova Scotia (TX), 1.330%, 12/15/2017	500,061
800,000	Banco Del Estado de Chile (NY), 1-month LIBOR + 0.160%, 1.392%, 1/08/2018(a)(b)	800,210
500,000	Westpac Banking Corp. (NY), 1-month LIBOR + 0.520%, 1.755%, 1/10/2018(a)(b)	500,638
500,000	Norinchukin Bank (NY), 1.340%, 1/22/2018	499,987
750,000	Dexia Credit Local S.A. (NY), (Credit Support: Belgium/France/Luxembourg), 1-month LIBOR + 0.480%, 1.715%, 1/29/2018(a)	750,968
500,000	DZ Bank (NY), 1.350%, 1/31/2018	499,974

Principal Amount	Description	Value (†)
$ 1,000,000	Wells Fargo Bank NA, 1.410%, 2/02/2018	$1,000,454
500,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.390%, 1.627%, 2/23/2018(a)(b)	500,621
500,000	Westpac Banking Corp. (NY), 1-month LIBOR + 0.320%, 1.552%, 3/08/2018(a)(b)	500,470
900,000	Bank of Montreal (IL), 1-month LIBOR + 0.280%, 1.512%, 5/08/2018(a)(b)	900,682
500,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.180%, 1.416%, 6/12/2018(a)	500,002

		13,754,401

	Time Deposits – 5.1%
850,000	Canadian Imperial Bank of Commerce, 1.050%, 10/02/2017	850,000
1,000,000	National Bank of Kuwait, 1.080%, 10/02/2017(e)	1,000,000

		1,850,000

	Commercial Paper – 3.5%
800,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.301%, 10/10/2017(c)	799,703
500,000	Swedbank, 1.337%, 11/28/2017(c)	499,009

		1,298,712

	Treasuries – 2.5%
500,000	U.S. Treasury Bills, 1.095%, 10/05/2017(c)(d)	499,970
400,000	U.S. Treasury Bills, 0.977%, 11/02/2017(c)(d)	399,669

		899,639

	Total Short-Term Investments (Identified Cost $17,798,553)	17,802,752

	Total Investments – 98.4% (Identified Cost $34,366,648)	35,808,719
	Other assets less liabilities – 1.6%	573,723

	Net Assets – 100.0%	$36,382,442

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2017, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$ 11,916,614	$244,349	0.67%

*	Amounts represent gross unrealized appreciation/(depreciation) at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of September 30, 2017 is disclosed.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(d)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(e)	Variable rate security. The interest rate adjusts periodically based on changes in current interest rates. Rate as of September 30, 2017 is disclosed.

ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
SPDR	Standard & Poor’s Depositary Receipt

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year Australia Government Bond	12/15/2017	8	811,073	$797,213	$(13,860)
10 Year U.S. Treasury Note	12/19/2017	15	1,897,524	1,879,688	(17,836)
30 Year U.S. Treasury Bond	12/19/2017	12	1,859,563	1,833,750	(25,813)
5 Year U.S. Treasury Note	12/29/2017	16	1,893,180	1,880,000	(13,180)
ASX SPI 200™	12/21/2017	16	1,794,922	1,783,449	(11,473)
CAC 40®	10/20/2017	28	1,687,021	1,763,445	76,424
E-mini Dow	12/15/2017	31	3,375,550	3,463,630	88,080
E-mini NASDAQ 100	12/15/2017	29	3,457,225	3,469,850	12,625
E-mini S&P 500®	12/15/2017	28	3,464,100	3,522,540	58,440
EURO STOXX 50®	12/15/2017	42	1,703,071	1,776,387	73,316
FTSE 100 Index	12/15/2017	18	1,774,314	1,769,602	(4,712)
FTSE/JSE Top 40 Index	12/21/2017	17	631,713	629,921	(1,792)
German Euro Bund	12/07/2017	4	766,581	761,192	(5,389)
Hang Seng Index®	10/30/2017	3	530,320	530,054	(266)
Mini-Russell 2000	12/15/2017	47	3,289,805	3,508,315	218,510
MSCI Singapore	10/30/2017	23	611,551	611,423	(128)
MSCI Taiwan Index	10/30/2017	16	617,840	616,964	(876)
S&P CNX Nifty Futures Index	10/26/2017	33	652,546	647,903	(4,643)
TOPIX	12/07/2017	12	1,716,747	1,787,466	70,719
UK Long Gilt	12/27/2017	5	852,534	829,995	(22,539)

Total					$475,607

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$18,005,967	$—	$—	$18,005,967
Short-Term Investments*	—	17,802,752	—	17,802,752
Futures Contracts (unrealized appreciation)	377,655	220,459	—	598,114

Total	$18,383,622	$18,023,211	$—	$36,406,833

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(98,617)	$(23,890)	$—	$(122,507)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2017, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund tactically allocates its investments across a range of asset classes and global markets. The Fund will typically use a variety of derivative instruments, in particular long positions in futures and forward contracts, to achieve exposures to global equity and fixed income securities. The Fund may also hold short positions in derivatives for hedging purposes. During the period ended September 30, 2017, the Fund used long contracts on U.S. and foreign equity market indices and U.S. and foreign government bonds to gain investment exposures in accordance with its objectives.

The following is a summary of derivative instruments for the Fund, as of September 30, 2017:

Assets	Unrealized appreciation on futures contracts
Exchange-traded assets derivatives Equity contracts	$598,114

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(98,617)
Equity contracts	(23,890)

Total liability derivatives	$(122,507)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because theexchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Exchange-traded counterparty credit risk
Futures contracts	$598,114	$598,114
Margin with brokers	1,130,676	1,130,676

Total exchange-traded counterparty credit risk	$1,728,790	$1,728,790

Investment Summary at September 30, 2017 (Unaudited)

Exchange-Traded Funds	49.5%
Certificates of Deposit	37.8
Time Deposits	5.1
Commercial Paper	3.5
Treasuries	2.5

Total Investments	98.4
Other assets less liabilities (including futures contracts)	1.6

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of September 30, 2017 (Unaudited)

ASG Global Alternatives Fund

Principal Amount	Description	Value (†)
Short-Term Investments – 94.8% of Net Assets

	Certificates of Deposit – 72.6%
$ 12,500,000	Oversea-Chinese Banking Corp. Ltd. (NY), 1.300%, 10/02/2017	$12,500,131
16,400,000	Abbey National Treasury Services PLC, 1.170%, 10/03/2017	16,399,992
50,000,000	Credit Agricole Corporate & Investment Bank (NY), 1.180%, 10/05/2017	50,000,143
55,000,000	Skandinaviska Enskilda Banken AB (NY), 1.240%, 10/05/2017	55,000,925
38,500,000	Oversea-Chinese Banking Corp. Ltd. (NY), 1-month LIBOR + 0.160%, 1.395%, 10/10/2017(a)	38,502,695
55,000,000	Landesbank Hessen (NY), 1.300%, 10/12/2017	55,002,254
25,000,000	Svenska Handelsbanken (NY), 1-month LIBOR + 0.090%, 1.322%, 11/06/2017(a)	25,003,025
50,000,000	DZ Bank (NY), 1.320%, 11/20/2017	50,003,483
55,000,000	Bank of Tokyo-Mitsubishi UFJ (NY), 1.250%, 11/21/2017	54,999,894
25,000,000	Sumitomo Mitsui Bank (NY), 1.250%, 11/21/2017	25,000,318
9,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 1.300%, 11/30/2017	8,999,947
25,000,000	Svenska Handelsbanken (NY), 1-month LIBOR + 0.090%, 1.322%, 12/06/2017(a)	25,002,675
50,000,000	Sumitomo Mitsui Trust (NY), 1-month LIBOR + 0.120%, 1.351%, 12/07/2017(a)	50,004,350
50,000,000	Bank of Nova Scotia (TX), 1.330%, 12/15/2017	50,006,083
55,000,000	Credit Industriel et Commercial (NY), 1.250%, 12/20/2017	55,000,081
50,000,000	Banco Del Estado de Chile (NY), 1-month LIBOR + 0.160%, 1.392%, 1/08/2018(a)	50,013,100
25,000,000	Westpac Banking Corp. (NY), 1-month LIBOR + 0.520%, 1.755%, 1/10/2018(a)(b)	25,031,925
35,000,000	Sumitomo Mitsui Bank (NY), 1-month LIBOR + 0.190%, 1.427%, 1/19/2018(a)	35,005,670
16,000,000	Toronto-Dominion Bank (NY), 1.330%, 1/22/2018	16,002,252
25,000,000	Norinchukin Bank (NY), 1.340%, 1/22/2018	24,999,328
12,750,000	Dexia Credit Local S.A. (NY), (Credit Support: Belgium/France/Luxembourg), 1-month LIBOR + 0.480%, 1.715%, 1/29/2018(a)	12,766,460
10,000,000	DZ Bank (NY), 1.350%, 1/31/2018	9,999,479
50,000,000	Wells Fargo Bank NA, 1.410%, 2/02/2018(b)	50,022,719
40,000,000	Dexia Credit Local S.A. (NY), (Credit Support: Belgium/France/Luxembourg), 1-month LIBOR + 0.220%, 1.452%, 2/02/2018, 144A(a)(b)	40,016,760
50,000,000	Mizuho Bank Ltd. (NY), 1-month LIBOR + 0.180%, 1.414%, 2/15/2018(a)	50,002,300

Principal Amount	Description	Value (†)
Certificates of Deposit – continued
$ 15,000,000	Toronto-Dominion Bank (NY), 1.410%, 2/21/2018(b)	$15,005,107
35,000,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.390%, 1.627%, 2/23/2018(a)(b)	35,043,470
24,500,000	Westpac Banking Corp. (NY), 1-month LIBOR + 0.320%, 1.552%, 3/08/2018(a)(b)	24,523,030
25,000,000	Toronto-Dominion Bank (NY), 1-month LIBOR + 0.340%, 1.576%, 3/13/2018(a)(b)	25,028,825
50,000,000	Bank of Montreal (IL), 1-month LIBOR + 0.280%, 1.512%, 5/08/2018(a)(b)	50,037,900
25,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.180%, 1.416%, 6/12/2018(a)	25,000,075

		1,059,924,396

	Time Deposits – 8.3%
53,000,000	Canadian Imperial Bank of Commerce, 1.050%, 10/02/2017	53,000,000
68,300,000	National Bank of Kuwait, 1.080%, 10/02/2017(f)	68,300,000

		121,300,000

	Commercial Paper – 7.5%
46,400,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.301%, 10/10/2017(c)	46,382,774
13,600,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.301%, 10/17/2017(c)	13,591,650
25,000,000	ING (U.S.) Funding LLC, (Credit Support: ING Bank NV), 1.284%, 11/17/2017(c)	24,957,703
25,000,000	Swedbank, 1.337%, 11/28/2017(c)	24,950,417

		109,882,544

	Other Notes – 3.4%
50,000,000	Bank of America N.A., 1.136%, 10/17/2017(f)	49,999,792
	Treasuries – 3.0%
5,325,000	U.S. Treasury Bills, 1.013%-1.095%, 10/05/2017(c)(d)(e)	5,324,678
20,500,000	U.S. Treasury Bills, 0.978%-1.053%, 11/02/2017(c)(d)(e)	20,483,059
18,000,000	U.S. Treasury Bills, 1.020%-1.023%, 12/07/2017(c)(d)(e)	17,967,495

		43,775,232

	Total Short-Term Investments (Identified Cost $1,384,612,150)	1,384,881,964

Shares
	Exchange-Traded Funds – 3.4%
556,035	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost $47,649,851)	49,353,667

	Total Investments – 98.2% (Identified Cost $1,432,262,001)	1,434,235,631
	Other assets less liabilities – 1.8%	26,482,295

	Net Assets – 100.0%	$1,460,717,926

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Global Alternatives Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2017, the value of the Fund’s investment in the Subsidiary was $12,167,465, representing 0.8% of the Fund’s net assets.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2017 futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$ 253,851,637	$7,294,474	0.50%

*	Amounts represent gross unrealized appreciation/(depreciation) at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of September 30, 2017 is disclosed.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(d)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(e)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.
(f)	Variable rate security. The interest rate adjusts periodically based on changes in current interest rates. Rate as of September 30, 2017 is disclosed.

ETF	Exchange-Traded Fund

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At September 30, 2017, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	12/20/2017	SEK	B	2,000,000	$251,739	$246,681	$(5,058)
UBS AG	12/20/2017	CHF	B	23,000,000	24,144,421	23,877,465	(266,956)

Total							$(272,014)

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	12/19/2017	554	$70,174,570	$69,423,125	$(751,445)
Australian Dollar	12/18/2017	850	68,044,930	66,606,000	(1,438,930)
British Pound	12/18/2017	459	38,128,119	38,553,131	425,012
DAX	12/15/2017	262	95,117,008	99,182,254	4,065,246

Futures Contracts Purchased – continued

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index	12/15/2017	295	$16,024,590	$16,067,175	$42,585
E-mini S&P 500®	12/15/2017	3,950	488,274,032	496,929,749	8,655,717
Euro-BTP	12/07/2017	454	72,609,660	72,417,211	(192,449)
FTSE 100 Index	12/15/2017	509	50,274,124	50,040,407	(233,717)
German Euro Bund	12/07/2017	1,322	253,296,214	251,573,665	(1,722,549)
Hang Seng Index®	10/30/2017	201	35,531,249	35,513,626	(17,623)
Japanese Yen	12/18/2017	344	39,131,781	38,356,000	(775,781)
Mini-Russell 2000	12/15/2017	735	51,477,235	54,864,075	3,386,840
TOPIX	12/07/2017	464	66,137,463	69,115,351	2,977,888
UK Long Gilt	12/27/2017	59	10,087,930	9,793,948	(293,982)

Total					$14,126,812

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/20/2017	142	$7,393,762	$7,453,225	$59,463
Brent Crude Oil	10/31/2017	107	5,811,550	6,076,530	264,980
Copper LME	12/20/2017	485	80,522,856	78,560,906	(1,961,950)
Gold	12/27/2017	361	47,459,030	46,381,280	(1,077,750)
Low Sulfur Gasoil	11/10/2017	99	5,075,850	5,368,275	292,425
Natural Gas	10/27/2017	114	3,516,900	3,427,980	(88,920)
New York Harbor ULSD	10/31/2017	70	5,143,631	5,321,400	177,769
Nickel LME	12/20/2017	83	5,687,658	5,223,771	(463,887)
Zinc LME	12/20/2017	77	6,031,025	6,094,550	63,525

Total					$(2,734,345)

At September 30, 2017, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	12/29/2017	1,008	$217,853,984	$217,428,751	$425,233
10 Year Australia Government Bond	12/15/2017	336	34,036,620	33,482,946	553,674
10 Year Canada Government Bond	12/18/2017	899	99,412,454	97,483,229	1,929,225
Euro	12/18/2017	51	7,625,931	7,563,618	62,313
Eurodollar	3/19/2018	5,881	1,447,961,038	1,446,873,026	1,088,012

Total					$4,058,457

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
WTI Crude Oil	10/20/2017	467	$22,705,540	$24,129,890	$(1,424,350)

[1]	Commodity futures are held by ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$1,384,881,964	$—	$1,384,881,964
Exchange-Traded Funds	49,353,667	—	—	49,353,667
Futures Contracts (unrealized appreciation)	17,426,773	7,043,134	—	24,469,907

Total	$66,780,440	$1,391,925,098	$—	$1,458,705,538

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(272,014)	$—	$(272,014)
Futures Contracts Purchased (unrealized depreciation)	(10,191,993)	(251,340)	—	(10,443,333)

Total	$(10,191,993)	$(523,354)	$—	$(10,715,347)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended September 30, 2017, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time. The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended September 30, 2017, the Fund used long and short contracts on U.S. and foreign government bonds, foreign currencies, and commodities (through investments in the Subsidiary), long contracts on U.S. and foreign equity market indices, and short contracts on short-term interest rates in accordance with these objectives.

The following is a summary of derivative instruments for the Fund, as of September 30, 2017:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$3,996,144
Foreign exchange contracts	487,325
Equity contracts	19,128,276
Commodity contracts	858,162

Assets		Unrealized appreciation on futures contracts
Total exchange-traded asset derivatives		$24,469,907

Total asset derivatives		$24,469,907

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(272,014)	$—

Exchange-traded liability derivatives
Interest rate contracts	$—	$(2,960,425)
Foreign exchange contracts	—	(2,214,711)
Equity contracts	—	(251,340)
Commodity contracts	—	(5,016,857)

Total exchange-traded liability derivatives	$—	$(10,443,333)

Total liability derivatives	$(272,014)	$(10,443,333)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of September 30, 2017, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(272,014)	$1,878,729

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2017:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Collateral pledged to UBS AG	$1,878,729	$1,878,729

Exchange-traded counterparty credit risk
Futures contracts	24,469,907	24,469,907
Margin with brokers	53,981,123	53,981,123

Total exchange-traded counterparty credit risk	78,451,030	78,451,030

Total counterparty credit risk	$80,329,759	$80,329,759

Investment Summary at September 30, 2017 (Unaudited)

Certificates of Deposit	72.6%
Time Deposits	8.3
Commercial Paper	7.5
Other Notes	3.4
Exchange-Traded Funds	3.4
Treasuries	3.0

Total Investments	98.2
Other assets less liabilities (including forward foreign currency and futures contracts)	1.8

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of September 30, 2017 (Unaudited)

ASG Managed Futures Strategy Fund

Principal Amount	Description	Value (†)
Short-Term Investments – 90.7% of Net Assets

	Certificates of Deposit – 66.1%
$ 27,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 1.300%, 10/02/2017	$27,000,283
25,000,000	Abbey National Treasury Services PLC, 1.170%, 10/03/2017	24,999,989
75,000,000	Mizuho Bank Ltd. (NY), 1.250%, 10/04/2017	75,000,933
100,000,000	Credit Agricole Corporate & Investment Bank (NY), 1.180%, 10/05/2017	100,000,285
50,000,000	Skandinaviska Enskilda Banken AB (NY), 1.240%, 10/05/2017	50,000,841
25,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 1-month LIBOR + 0.160%, 1.395%, 10/10/2017(a)	25,001,750
50,000,000	Norinchukin Bank (NY), 1-month LIBOR + 0.270%, 1.505%, 10/10/2017(a)	50,005,150
100,000,000	Landesbank Hessen (NY), 1.300%, 10/12/2017	100,004,098
100,000,000	KBC Bank NV (NY), 1.230%, 10/23/2017	100,002,219
90,000,000	Bank of Tokyo-Mitsubishi UFJ (NY), 1.400%, 10/31/2017	90,013,551
25,000,000	Svenska Handelsbanken (NY), 1-month LIBOR + 0.090%, 1.322%, 11/06/2017(a)	25,003,025
90,000,000	DZ Bank (NY), 1.320%, 11/20/2017	90,006,268
40,000,000	Bank of Tokyo-Mitsubishi UFJ (NY), 1.250%, 11/21/2017	39,999,923
26,500,000	Sumitomo Mitsui Bank (NY), 1.250%, 11/21/2017	26,500,337
38,600,000	Oversea-Chinese Banking Corp. Ltd. (NY), 1.300%, 11/30/2017	38,599,773
25,000,000	Svenska Handelsbanken (NY), 1-month LIBOR + 0.090%, 1.322%, 12/06/2017(a)	25,002,675
75,000,000	Sumitomo Mitsui Trust (NY), 1-month LIBOR + 0.120%, 1.351%, 12/07/2017(a)	75,006,525
75,000,000	Skandinaviska Enskilda Banken AB (NY), 1.300%, 12/08/2017	75,010,285
75,000,000	Bank of Nova Scotia (TX), 1.330%, 12/15/2017	75,009,124
125,000,000	Credit Industriel et Commercial (NY), 1.250%, 12/20/2017	125,000,185
45,000,000	Swedbank (NY), 1.340%, 1/08/2018	45,008,088
100,000,000	Banco Del Estado de Chile (NY), 1-month LIBOR + 0.160%, 1.392%, 1/08/2018(a)	100,026,200
50,000,000	Westpac Banking Corp. (NY), 1-month LIBOR + 0.520%, 1.755%, 1/10/2018(a)(b)	50,063,850
50,000,000	Sumitomo Mitsui Bank (NY), 1-month LIBOR + 0.190%, 1.427%, 1/19/2018(a)	50,008,100
30,000,000	Toronto-Dominion Bank (NY), 1.330%, 1/22/2018	30,004,223

Principal Amount	Description	Value (†)
Certificates of Deposit – continued
$ 50,000,000	Norinchukin Bank (NY), 1.340%, 1/22/2018	$49,998,656
40,000,000	DZ Bank (NY), 1.350%, 1/31/2018	39,997,915
50,000,000	Wells Fargo Bank NA, 1.410%, 2/02/2018(b)	50,022,719
50,000,000	Dexia Credit Local S.A. (NY), (Credit Support: Belgium/France/Luxembourg), 1-month LIBOR + 0.220%, 1.452%, 2/02/2018(a)	50,020,950
50,000,000	Mizuho Bank Ltd. (NY), 1-month LIBOR + 0.180%, 1.414%, 2/15/2018(a)	50,002,300
23,000,000	Toronto-Dominion Bank (NY), 1.410%, 2/21/2018	23,007,831
60,000,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.390%, 1.627%, 2/23/2018(a)(b)	60,074,520
25,000,000	Westpac Banking Corp. (NY), 1-month LIBOR + 0.320%, 1.552%, 3/08/2018(a)(b)	25,023,500
50,000,000	Toronto-Dominion Bank (NY), 1-month LIBOR + 0.340%, 1.576%, 3/13/2018(a)(b)	50,057,650
120,000,000	Bank of Montreal (IL), 1-month LIBOR + 0.280%, 1.512%, 5/08/2018(a)(b)	120,090,960
25,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.180%, 1.416%, 6/12/2018(a)	25,000,075

		2,055,574,756

	Commercial Paper – 8.7%
22,000,000	BNP Paribas Fortis S.A. (NY), 1.130%, 10/04/2017(c)	21,996,504
46,650,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.301%, 10/12/2017(c)	46,629,482
35,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.301%, 10/17/2017(c)	34,978,510
41,600,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.301%, 10/19/2017(c)	41,571,504
75,000,000	ING (U.S.) Funding LLC, (Credit Support: ING Bank NV), 1.284%, 11/17/2017(c)	74,873,110
50,000,000	Swedbank, 1.337%, 11/28/2017(c)	49,900,834

		269,949,944

	Time Deposits – 7.3%
81,000,000	Canadian Imperial Bank of Commerce, 1.050%, 10/02/2017	81,000,000
146,550,000	National Bank of Kuwait, 1.080%, 10/02/2017(f)	146,550,000

		227,550,000

	Treasuries – 6.4%
90,350,000	U.S. Treasury Bills, 0.880%-1.013%, 10/05/2017(c)(d)(e)	90,344,533
63,400,000	U.S. Treasury Bills, 0.978%-1.033%, 11/02/2017(c)(d)(e)	63,347,608

Principal Amount	Description	Value (†)
Treasuries – continued
$ 44,250,000	U.S. Treasury Bills, 1.020%-1.023%, 12/07/2017(c)(d)(e)	$44,170,092

		197,862,233

	Other Notes – 2.2%
69,000,000	Bank of America N.A., 1.136%, 10/17/2017(f)	68,999,714

	Total Short-Term Investments (Identified Cost $2,819,457,242)	2,819,936,647

	Total Investments – 90.7% (Identified Cost $2,819,457,242)	2,819,936,647
	Other assets less liabilities – 9.3%	288,400,077

	Net Assets – 100.0%	$3,108,336,724

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2017, the value of the Fund’s investment in the Subsidiary was $127,271,616, representing 4.1% of the Fund’s net assets.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2017, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$ 1,808,579,346	$35,281,185	1.14%

*	Amounts represent gross unrealized appreciation/(depreciation) at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of September 30, 2017 is disclosed.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(d)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(e)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.
(f)	Variable rate security. The interest rate adjusts periodically based on changes in current interest rates. Rate as of September 30, 2017 is disclosed.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At September 30, 2017, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/ S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	12/20/2017	MXN	B	4,100,500,000	$226,742,687	$222,404,383	$(4,338,304)
UBS AG	12/20/2017	MXN	S	400,000,000	21,747,565	21,695,343	52,222
UBS AG	12/20/2017	NZD	B	222,800,000	161,853,728	160,685,016	(1,168,712)
UBS AG	12/20/2017	NZD	S	33,100,000	23,853,339	23,871,966	(18,627)
UBS AG	12/20/2017	NOK	B	2,892,000,000	368,965,180	363,755,191	(5,209,989)
UBS AG	12/20/2017	NOK	S	1,388,000,000	176,827,042	174,582,367	2,244,675
UBS AG	12/20/2017	NOK	S	174,000,000	21,828,246	21,885,686	(57,440)
UBS AG	12/20/2017	PLN	B	1,113,000,000	311,676,005	305,070,864	(6,605,141)
UBS AG	12/20/2017	PLN	S	125,500,000	35,008,456	34,399,275	609,181
UBS AG	12/20/2017	PLN	S	192,500,000	52,484,769	52,763,829	(279,060)
UBS AG	12/20/2017	SGD	B	641,375,000	476,583,770	473,240,295	(3,343,475)
UBS AG	12/20/2017	SGD	S	105,500,000	77,697,083	77,843,463	(146,380)
UBS AG	12/20/2017	ZAR	B	2,176,500,000	164,647,463	158,775,357	(5,872,106)
UBS AG	12/20/2017	ZAR	S	802,000,000	59,198,539	58,505,783	692,756
UBS AG	12/20/2017	ZAR	S	209,000,000	15,075,315	15,246,519	(171,204)
UBS AG	12/20/2017	SEK	B	3,086,000,000	388,432,661	380,628,485	(7,804,176)
UBS AG	12/20/2017	SEK	S	1,066,000,000	133,349,948	131,480,870	1,869,078
UBS AG	12/20/2017	SEK	S	190,000,000	23,368,802	23,434,677	(65,875)
UBS AG	12/20/2017	CHF	B	107,500,000	112,848,926	111,601,195	(1,247,731)
UBS AG	12/20/2017	CHF	S	130,125,000	134,584,997	135,089,354	(504,357)
UBS AG	12/20/2017	TRY	B	507,900,000	143,582,222	139,347,786	(4,234,436)
UBS AG	12/20/2017	TRY	S	119,100,000	32,932,819	32,676,356	256,463
UBS AG	12/20/2017	TRY	S	67,500,000	18,418,272	18,519,345	(101,073)

Total							$(35,443,711)

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AEX-Index®	10/20/2017	1,035	127,857,983	$131,385,556	$3,527,573
ASX SPI 200™	12/21/2017	1,081	121,343,500	120,494,291	(849,209)
Australian Dollar	12/18/2017	2,985	238,966,415	233,904,600	(5,061,815)
British Pound	12/18/2017	3,054	256,132,869	256,516,913	384,044
CAC 40®	10/20/2017	1,222	73,452,585	76,961,767	3,509,182
Canadian Dollar	12/19/2017	3,202	263,871,265	256,976,510	(6,894,755)
DAX	12/15/2017	284	103,594,410	107,510,535	3,916,125
E-mini Dow	12/15/2017	1,894	206,235,600	211,616,620	5,381,020
E-mini MSCI EAFE Index	12/15/2017	1,757	171,138,325	173,802,440	2,664,115
E-mini MSCI Emerging Markets Index	12/15/2017	3,285	178,653,935	178,917,525	263,590
E-mini NASDAQ 100	12/15/2017	1,286	153,350,700	153,869,900	519,200
E-mini S&P 500®	12/15/2017	1,250	154,433,547	157,256,250	2,822,703
E-mini S&P MidCap 400®	12/15/2017	798	137,585,190	143,296,860	5,711,670
Euribor	12/18/2017	5,087	1,507,515,896	1,507,966,821	450,925
Euro	12/18/2017	1,913	287,432,169	283,709,856	(3,722,313)
Euro Schatz	12/07/2017	9,152	1,213,504,393	1,212,882,430	(621,963)
EURO STOXX 50®	12/15/2017	2,172	88,176,056	91,864,598	3,688,542
Euro-BTP	12/07/2017	447	72,132,680	71,300,646	(832,034)
Euro-OAT	12/07/2017	206	38,113,675	37,772,165	(341,510)
FTSE 100 Index	12/15/2017	890	87,904,529	87,496,978	(407,551)
FTSE MIB	12/15/2017	767	99,241,013	102,681,752	3,440,739
FTSE/JSE Top 40 Index	12/21/2017	2,807	104,307,051	104,011,132	(295,919)
German Euro BOBL	12/07/2017	4,420	687,467,448	685,284,277	(2,183,171)
German Euro Bund	12/07/2017	1,089	209,143,465	207,234,282	(1,909,183)
Hang Seng China Enterprises Index®	10/30/2017	1,225	86,278,035	86,076,694	(201,341)
Hang Seng Index®	10/30/2017	812	143,539,614	143,467,979	(71,635)
IBEX 35	10/20/2017	574	69,403,123	70,161,229	758,106
Mini-Russell 2000	12/15/2017	2,720	193,384,610	203,034,400	9,649,790
MSCI Singapore	10/30/2017	2,480	65,941,126	65,927,363	(13,763)
MSCI Taiwan Index	10/30/2017	2,868	110,747,820	110,590,755	(157,065)
Nikkei 225™	12/07/2017	585	102,380,804	105,919,365	3,538,561

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased – continued
OMXS30®	10/20/2017	5,065	97,650,511	101,961,470	4,310,959
S&P CNX Nifty Futures Index	10/26/2017	6,046	119,668,329	118,703,663	(964,666)
S&P/TSX 60 Index	12/14/2017	1,350	193,181,089	198,797,034	5,615,945
Short-Term Euro-BTP	12/07/2017	4,721	628,627,471	629,284,395	656,924
Sterling	12/20/2017	6,437	1,074,431,941	1,072,482,560	(1,949,381)
TOPIX	12/07/2017	1,231	177,733,970	183,364,219	5,630,249
UK Long Gilt	12/27/2017	85	14,094,770	14,109,925	15,155

Total					$39,977,843

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/20/2017	1,566	81,539,662	$82,195,425	$655,763
Brent Crude Oil	10/31/2017	1,895	105,010,660	107,617,050	2,606,390
Copper	12/27/2017	1,257	93,439,413	92,860,875	(578,538)
Copper LME	12/20/2017	672	111,115,200	108,851,400	(2,263,800)
Cotton	12/06/2017	1,411	51,507,245	48,291,475	(3,215,770)
Gasoline	10/31/2017	918	60,937,758	61,342,596	404,838
Gold	12/27/2017	701	94,186,710	90,064,480	(4,122,230)
Live Cattle	12/29/2017	480	21,492,160	22,128,000	635,840
Low Sulfur Gasoil	11/10/2017	3,181	163,516,500	172,489,725	8,973,225
New York Harbor ULSD	10/31/2017	1,539	114,585,765	116,994,780	2,409,015
Nickel LME	12/20/2017	464	31,796,064	29,202,768	(2,593,296)
WTI Crude Oil	10/20/2017	459	23,327,110	23,716,530	389,420
Zinc LME	12/20/2017	841	65,871,325	66,565,150	693,825

Total					$3,994,682

At September 30, 2017, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	12/29/2017	5,585	1,205,382,219	$1,204,701,958	$680,261
3 Year Australia Government Bond	12/15/2017	14,104	1,229,938,774	1,228,401,911	1,536,863
5 Year U.S. Treasury Note	12/29/2017	2,549	300,147,766	299,507,500	640,266
10 Year Australia Government Bond	12/15/2017	2,451	247,666,514	244,246,132	3,420,382
10 Year Canada Government Bond	12/18/2017	2,589	283,566,692	280,738,690	2,828,002
10 Year U.S. Treasury Note	12/19/2017	1,190	149,737,953	149,121,875	616,078
30 Year U.S. Treasury Bond	12/19/2017	351	54,136,594	53,637,188	499,406
Euro-Buxl 30 Year Bond® 30 Year Bond	12/07/2017	492	95,055,141	94,934,871	120,270
Eurodollar	3/19/2018	21,505	5,291,429,075	5,290,767,625	661,450
Japanese Yen	12/18/2017	5,268	601,021,794	587,382,000	13,639,794
Ultra Long U.S. Treasury Bond	12/19/2017	193	32,243,094	31,869,125	373,969

Total					$25,016,741

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Cocoa	12/13/2017	1,881	37,155,220	$38,428,830	$(1,273,610)
Coffee	12/18/2017	739	36,574,087	35,485,856	1,088,231
Copper LME	12/20/2017	107	18,481,040	17,331,994	1,149,046
Corn	12/14/2017	4,589	81,070,338	81,512,113	(441,775)
Natural Gas	10/27/2017	601	18,672,090	18,072,070	600,020
Silver	12/27/2017	138	11,620,600	11,506,440	114,160
Soybean	11/14/2017	868	40,354,438	42,022,050	(1,667,612)
Soybean Meal	12/14/2017	233	7,246,290	7,358,140	(111,850)
Soybean Oil	12/14/2017	1,123	22,169,568	22,114,116	55,452
Sugar	2/28/2018	2,279	37,469,891	35,989,968	1,479,923
Wheat	12/14/2017	2,534	55,273,000	56,793,275	(1,520,275)
Zinc LME	12/20/2017	102	7,891,740	8,073,300	(181,560)

Total					$(709,850)

[1]	Commodity futures are held by ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017, at value:

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	$—	$2,819,936,647	$—	$2,819,936,647
Forward Foreign Currency Contracts (unrealized appreciation)	—	5,724,375	—	5,724,375
Futures Contracts (unrealized appreciation)	80,406,970	32,320,036	—	112,727,006

Total	$80,406,970	$2,857,981,058	$—	$2,938,388,028

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(41,168,086)	$—	$(41,168,086)
Futures Contracts (unrealized depreciation)	(41,486,441)	(2,961,149)	—	(44,447,590)

Total	$(41,486,441)	$(44,129,235)	$—	$(85,615,676)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended September 30, 2017, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time. The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended September 30, 2017, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the Subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.

The following is a summary of derivative instruments for the Fund, as of September 30, 2017:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$5,724,375	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$12,499,951
Foreign exchange contracts	—	14,023,838
Equity contracts	—	64,948,069
Commodity contracts	—	21,255,148

Total exchange-traded asset derivatives	$—	$112,727,006

Total asset derivatives	$5,724,375	$112,727,006

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(41,168,086)	$—

Exchange-traded liability derivatives
Interest rate contracts	$—	$(7,837,242)
Foreign exchange contracts	—	(15,678,883)
Equity contracts	—	(2,961,149)
Commodity contracts	—	(17,970,316)

Total exchange-traded liability derivatives	$—	$(44,447,590)

Total liability derivatives	$(41,168,086)	$(44,447,590)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of September 30, 2017, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(35,443,711)	$122,828,607

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2017:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$5,724,375	$—
Collateral pledged to UBS AG	122,828,607	122,828,607

Total over-the-counter counterparty credit risk	128,552,982	122,828,607

Exchange-traded counterparty credit risk
Futures contracts	112,727,006	112,727,006
Margin with brokers	285,986,088	285,986,088

Total exchange-traded counterparty credit risk	398,713,094	398,713,094

Total counterparty credit risk	$527,266,076	$521,541,701

Investment Summary at September 30, 2017 (Unaudited)

Certificates of Deposit	66.1%
Commercial Paper	8.7
Time Deposits	7.3
Treasuries	6.4
Other Notes	2.2

Total Investments	90.7
Other assets less liabilities (including forward foreign currency and futures contracts)	9.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2017 (Unaudited)

ASG Tactical U.S. Market Fund

Shares	Description	Value (†)
Common Stocks – 52.4% of Net Assets

	Aerospace & Defense – 1.2%
1,492	Boeing Co. (The)	$379,282
701	Lockheed Martin Corp.	217,513
626	Northrop Grumman Corp.	180,113
2,128	United Technologies Corp.	247,018

		1,023,926

	Air Freight & Logistics – 0.6%
808	FedEx Corp.	182,268
2,364	United Parcel Service, Inc., Class B	283,893

		466,161

	Airlines – 0.1%
1,237	Southwest Airlines Co.	69,247

	Auto Components – 0.1%
1,474	BorgWarner, Inc.	75,513

	Automobiles – 0.2%
3,892	General Motors Co.	157,159

	Banks – 3.4%
24,223	Bank of America Corp.	613,811
6,361	Fifth Third Bancorp	177,981
8,088	JPMorgan Chase & Co.	772,485
684	PNC Financial Services Group, Inc. (The)	92,183
11,433	Regions Financial Corp.	174,125
1,103	SunTrust Banks, Inc.	65,926
5,477	U.S. Bancorp	293,512
10,983	Wells Fargo & Co.	605,712

		2,795,735

	Beverages – 1.3%
10,559	Coca-Cola Co. (The)	475,261
1,790	Dr Pepper Snapple Group, Inc.	158,361
3,985	PepsiCo, Inc.	444,048

		1,077,670

	Biotechnology – 1.0%
571	AbbVie, Inc.	50,739
1,780	Amgen, Inc.	331,881
223	Biogen, Inc.(a)	69,826
1,866	Celgene Corp.(a)	272,100
576	Incyte Corp.(a)	67,242

		791,788

	Capital Markets – 1.9%
4,680	Bank of New York Mellon Corp. (The)	248,133
1,620	BlackRock, Inc.	724,286
1,863	CME Group, Inc.	252,772

Shares	Description	Value (†)
Common Stocks – continued

	Capital Markets – continued
491	Moody’s Corp.	$68,352
1,764	S&P Global, Inc.	275,731

		1,569,274

	Chemicals – 1.3%
943	Air Products & Chemicals, Inc.	142,600
5,565	DowDuPont, Inc.	385,265
508	Ecolab, Inc.	65,334
1,556	Monsanto Co.	186,440
1,333	PPG Industries, Inc.	144,844
418	Sherwin-Williams Co. (The)	149,661

		1,074,144

	Commercial Services & Supplies – 0.1%
771	Cintas Corp.	111,240

	Communications Equipment – 0.5%
8,211	Cisco Systems, Inc.	276,136
1,107	Harris Corp.	145,770

		421,906

	Construction & Engineering – 0.1%
1,954	Fluor Corp.	82,263

	Containers & Packaging – 0.1%
1,305	Sealed Air Corp.	55,750

	Distributors – 0.1%
1,599	LKQ Corp.(a)	57,548

	Diversified Consumer Services – 0.1%
2,272	H&R Block, Inc.	60,163

	Diversified Financial Services – 0.9%
4,241	Berkshire Hathaway, Inc., Class B(a)	777,460

	Diversified Telecommunication Services – 1.4%
18,671	AT&T, Inc.	731,343
8,304	Verizon Communications, Inc.	410,965

		1,142,308

	Electric Utilities – 0.8%
1,514	American Electric Power Co., Inc.	106,343
1,583	Duke Energy Corp.	132,845
679	NextEra Energy, Inc.	99,508
1,585	PG&E Corp.	107,923
2,672	PPL Corp.	101,402
2,361	Southern Co. (The)	116,020

		664,041

	Electrical Equipment – 0.2%
2,973	Emerson Electric Co.	186,823

Shares	Description	Value (†)
Common Stocks – continued

	Energy Equipment & Services – 0.1%
2,773	Halliburton Co.	$127,641

	Food & Staples Retailing – 0.7%
3,498	CVS Health Corp.	284,457
3,311	Walgreens Boots Alliance, Inc.	255,676

		540,133

	Food Products – 0.7%
3,504	Archer-Daniels-Midland Co.	148,955
1,258	J.M. Smucker Co. (The)	132,002
6,505	Mondelez International, Inc., Class A	264,493

		545,450

	Health Care Equipment & Supplies – 1.5%
2,135	CR Bard, Inc.	684,268
2,836	Danaher Corp.	243,272
3,626	Medtronic PLC	281,994

		1,209,534

	Health Care Providers & Services – 1.8%
2,334	Aetna, Inc.	371,129
1,117	Centene Corp.(a)	108,092
714	McKesson Corp.	109,678
4,547	UnitedHealth Group, Inc.	890,530

		1,479,429

	Hotels, Restaurants & Leisure – 0.9%
1,260	Marriott International, Inc., Class A	138,928
2,036	McDonald’s Corp.	319,000
575	Royal Caribbean Cruises Ltd.	68,161
3,658	Starbucks Corp.	196,471

		722,560

	Household Durables – 0.1%
1,718	Lennar Corp., Class A	90,710

	Household Products – 1.0%
8,886	Procter & Gamble Co. (The)	808,448

	Industrial Conglomerates – 1.1%
1,475	3M Co.	309,603
13,968	General Electric Co.	337,746
1,973	Honeywell International, Inc.	279,653

		927,002

	Insurance – 1.3%
1,663	Aon PLC	242,964
1,555	Assurant, Inc.	148,534
2,125	Chubb Ltd.	302,919
2,487	Lincoln National Corp.	182,745
2,017	Torchmark Corp.	161,541

		1,038,703

Shares	Description	Value (†)
Common Stocks – continued

	Internet & Direct Marketing Retail – 1.4%
778	Amazon.com, Inc.(a)	$747,930
810	Netflix, Inc.(a)	146,894
127	Priceline Group, Inc. (The)(a)	232,514

		1,127,338

	Internet Software & Services – 2.9%
679	Alphabet, Inc., Class A(a)	661,156
705	Alphabet, Inc., Class C(a)	676,173
4,953	eBay, Inc.(a)	190,492
5,202	Facebook, Inc., Class A(a)	888,866

		2,416,687

	IT Services – 1.8%
1,837	Accenture PLC, Class A	248,124
1,781	Automatic Data Processing, Inc.	194,699
2,065	International Business Machines Corp.	299,590
3,853	Paychex, Inc.	231,026
4,739	Visa, Inc., Class A	498,732

		1,472,171

	Leisure Products – 0.1%
696	Hasbro, Inc.	67,978

	Life Sciences Tools & Services – 0.1%
495	Waters Corp.(a)	88,862

	Machinery – 1.4%
1,305	Caterpillar, Inc.	162,747
910	Cummins, Inc.	152,907
2,367	Deere & Co.	297,271
1,418	Fortive Corp.	100,380
1,153	Illinois Tool Works, Inc.	170,598
1,721	PACCAR, Inc.	124,497
2,158	Xylem, Inc.	135,156

		1,143,556

	Media – 1.5%
1,453	CBS Corp., Class B	84,274
532	Charter Communications, Inc., Class A(a)	193,339
10,474	Comcast Corp., Class A	403,040
2,022	Time Warner, Inc.	207,154
3,343	Walt Disney Co. (The)	329,519

		1,217,326

	Metals & Mining – 0.5%
10,064	Newmont Mining Corp.	377,501

	Multi-Utilities – 0.9%
1,829	CMS Energy Corp.	84,719
7,422	Consolidated Edison, Inc.	598,807
797	Sempra Energy	90,962

		774,488

Shares	Description	Value (†)
Common Stocks – continued

	Oil, Gas & Consumable Fuels – 3.0%
3,761	Apache Corp.	$172,254
5,592	Cabot Oil & Gas Corp.	149,586
6,702	Chevron Corp.	787,485
729	Concho Resources, Inc.(a)	96,024
3,141	EOG Resources, Inc.	303,860
3,430	Exxon Mobil Corp.	281,191
3,970	Hess Corp.	186,153
2,959	Phillips 66	271,074
3,420	Valero Energy Corp.	263,101

		2,510,728

	Pharmaceuticals – 3.1%
662	Allergan PLC	135,677
1,594	Bristol-Myers Squibb Co.	101,602
1,915	Eli Lilly & Co.	163,809
7,521	Johnson & Johnson	977,805
7,541	Merck & Co., Inc.	482,850
16,878	Pfizer, Inc.	602,545
1,070	Zoetis, Inc.	68,223

		2,532,511

	Professional Services – 0.1%
849	Equifax, Inc.	89,985

	REITs - Apartments – 0.2%
582	AvalonBay Communities, Inc.	103,840
629	Mid-America Apartment Communities, Inc.	67,228

		171,068

	REITs - Diversified – 0.5%
1,328	American Tower Corp.	181,511
1,003	Crown Castle International Corp.	100,280
216	Equinix, Inc.	96,401
850	Vornado Realty Trust	65,348

		443,540

	REITs - Health Care – 0.2%
1,202	Ventas, Inc.	78,286
1,154	Welltower, Inc.	81,103

		159,389

	REITs - Regional Malls – 0.1%
359	Simon Property Group, Inc.	57,803

	REITs - Shopping Centers – 0.1%
965	Regency Centers Corp.	59,869

	REITs - Storage – 0.4%
1,563	Public Storage	334,466

	Road & Rail – 0.3%
2,168	Union Pacific Corp.	251,423

Shares	Description	Value (†)
Common Stocks – continued

	Semiconductors & Semiconductor Equipment – 2.5%
1,946	Analog Devices, Inc.	$167,687
1,255	Broadcom Ltd.	304,388
26,699	Intel Corp.	1,016,698
1,181	Lam Research Corp.	218,532
1,948	NVIDIA Corp.	348,244

		2,055,549

	Software – 2.1%
1,762	Adobe Systems, Inc.(a)	262,855
16,245	Microsoft Corp.	1,210,090
905	Oracle Corp.	43,757
2,434	salesforce.com, Inc.(a)	227,384

		1,744,086

	Specialty Retail – 1.4%
82	AutoZone, Inc.(a)	48,799
4,418	Home Depot, Inc. (The)	722,608
2,431	Lowe’s Cos., Inc.	194,334
1,928	TJX Cos., Inc. (The)	142,152
331	Ulta Salon Cosmetics & Fragrance, Inc.(a)	74,826

		1,182,719

	Technology Hardware, Storage & Peripherals – 2.2%
10,933	Apple, Inc.	1,684,994
7,509	HP, Inc.	149,880

		1,834,874

	Textiles, Apparel & Luxury Goods – 0.4%
3,568	NIKE, Inc., Class B	185,001
3,321	Under Armour, Inc., Class C(a)	49,881
1,119	VF Corp.	71,135

		306,017

	Tobacco – 0.6%
886	Altria Group, Inc.	56,190
4,222	Philip Morris International, Inc.	468,684

		524,874

	Total Common Stocks (Identified Cost $33,603,065)	43,094,537

Exchange-Traded Funds – 9.4%
30,556	SPDR® S&P 500 ETF® Trust (Identified Cost $6,900,981)	7,676,584

Principal Amount
Short-Term Investments – 36.6%

	Certificates of Deposit – 24.3%
$ 1,000,000	Credit Agricole Corporate & Investment Bank (NY), 1.180%, 10/05/2017	1,000,003

Principal Amount	Description	Value (†)
$ 1,500,000	Oversea-Chinese Banking Corp. Ltd. (NY), 1-month LIBOR + 0.160%, 1.395%, 10/10/2017(b)(c)	$1,500,105
1,000,000	Norinchukin Bank (NY), 1-month LIBOR + 0.270%, 1.505%, 10/10/2017(b)(c)	1,000,103
1,500,000	Landesbank Hessen (NY), 1.300%, 10/12/2017(c)	1,500,061
1,000,000	KBC Bank NV (NY), 1.230%, 10/23/2017	1,000,022
1,000,000	Bank of Tokyo-Mitsubishi UFJ (NY), 1.250%, 11/21/2017	999,998
1,500,000	Sumitomo Mitsui Bank (NY), 1.250%, 11/21/2017	1,500,019
1,000,000	Sumitomo Mitsui Trust (NY), 1-month LIBOR + 0.120%, 1.351%, 12/07/2017(b)	1,000,087
1,000,000	Bank of Nova Scotia (TX), 1.330%, 12/15/2017	1,000,122
1,500,000	Credit Industriel et Commercial (NY), 1.250%, 12/20/2017	1,500,002
1,000,000	Banco Del Estado de Chile (NY), 1-month LIBOR + 0.160%, 1.392%, 1/08/2018(b)	1,000,262
1,000,000	Toronto-Dominion Bank (NY), 1.330%, 1/22/2018	1,000,141
1,000,000	DZ Bank (NY), 1.350%, 1/31/2018	999,948
1,000,000	Wells Fargo Bank NA, 1.410%, 2/02/2018(c)	1,000,454
1,000,000	Mizuho Bank Ltd. (NY), 1-month LIBOR + 0.180%, 1.414%, 2/15/2018(b)	1,000,046
1,000,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.390%, 1.627%, 2/23/2018(b)(c)	1,001,242
2,000,000	Bank of Montreal (IL), 1-month LIBOR + 0.280%, 1.512%, 5/08/2018(b)(c)	2,001,516

		20,004,131

	Time Deposits – 6.8%
2,550,000	Canadian Imperial Bank of Commerce, 1.050%, 10/02/2017	2,550,000
3,000,000	National Bank of Kuwait, 1.080%, 10/02/2017 (g)	3,000,000

		5,550,000

	Commercial Paper – 2.4%
1,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.301%, 10/17/2017 (d)	999,386
1,000,000	ING (U.S.) Funding LLC, (Credit Support: ING Bank NV), 1.284%, 11/17/2017 (d)	998,308

	Total Commercial Paper	1,997,694

	Treasuries – 1.9%
900,000	U.S. Treasury Bills, 0.978%, 11/02/2017 (d)(e)	899,256
650,000	U.S. Treasury Bills, 0.970%-1.095%, 10/05/2017 (d)(e)(f)	649,961

		1,549,217

Principal Amount	Description	Value (†)
	Other Notes – 1.2%
$ 1,000,000	Bank of America N.A., 1.136%, 10/17/2017 (c)(g)	$999,996

	Total Short-Term Investments (Identified Cost $30,097,006)	30,101,038

	Total Investments – 98.4% (Identified Cost $70,601,052)	80,872,159
	Other assets less liabilities – 1.6%	1,352,854

	Net Assets – 100.0%	$82,225,013

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Variable rate security. Rate as of September 30, 2017 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Variable rate security. The interest rate adjusts periodically based on changes in current interest rates. Rate as of September 30, 2017 is disclosed.

ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts
SPDR	Standard and Poor’s Depositary Receipt

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	12/15/2017	432	$53,436,937	$54,347,760	$910,823

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$43,094,537	$—	$—	$43,094,537
Exchange-Traded Funds	7,676,584	—	—	7,676,584
Short-Term Investments	—	30,101,038	—	30,101,038
Futures Contracts (unrealized appreciation)	910,823	—	—	910,823

Total	$51,681,944	$30,101,038	$—	$81,782,982

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2017, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund seeks long-term capital appreciation, with emphasis on the protection of capital during unfavorable market conditions. The Fund uses long futures contracts on U.S. equity indices to increase exposure to the U.S. equity market to up to130% of the Fund’s total assets and short futures on U.S. equity indices to decrease exposure to the U.S. equity market to as low as 0% of the Fund’s total assets (to limit the effects of extreme market drawdowns). For the period ended September 30, 2017, the Fund used long contracts on U.S. equity market indices to increase exposure to the U.S. equity market.

The following is a summary of derivative instruments for the Fund, as of September 30, 2017:

Liability	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives Equity contracts	$910,823

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2017:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Exchange-traded counterparty credit risk
Futures contracts	$910,823	$910,823
Margin with brokers	1,549,217	1,549,217

Total exchange-traded counterparty credit risk	$2,460,040	$2,460,040

Industry Summary at September 30, 2017 (Unaudited)

Exchange-Traded Funds	9.4%
Banks	3.4
Pharmaceuticals	3.1
Oil, Gas & Consumable Fuels	3.0
Internet Software & Services	2.9
Semiconductors & Semiconductor Equipment	2.5
Technology Hardware, Storage & Peripherals	2.2
Software	2.1
Other Investments, less than 2% each	33.2
Short-Term Investments	36.6

Total Investments	98.4
Other assets less liabilities (including futures contracts)	1.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2017 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks – 94.8% of Net Assets

	Air Freight & Logistics – 1.7%
22,265	FedEx Corp.	$5,022,539

	Auto Components – 1.2%
34,400	Delphi Automotive PLC	3,384,960

	Automobiles – 4.6%
364,300	Fiat Chrysler Automobiles NV(a)	6,524,613
109,000	General Motors Co.	4,401,420
54,600	Harley-Davidson, Inc.	2,632,266

		13,558,299

	Banks – 10.3%
303,200	Bank of America Corp.	7,683,088
152,100	Citigroup, Inc.	11,063,754
57,700	JPMorgan Chase & Co.	5,510,927
110,845	Wells Fargo & Co.	6,113,102

		30,370,871

	Beverages – 2.2%
48,170	Diageo PLC, Sponsored ADR	6,364,702

	Capital Markets – 6.7%
100,400	Bank of New York Mellon Corp. (The)	5,323,208
17,540	Goldman Sachs Group, Inc. (The)	4,160,313
22,945	Moody’s Corp.	3,194,173
74,000	State Street Corp.	7,069,960

		19,747,654

	Consumer Finance – 4.5%
275,100	Ally Financial, Inc.	6,673,926
78,665	Capital One Financial Corp.	6,659,779

		13,333,705

	Electronic Equipment, Instruments & Components – 2.2%
77,300	TE Connectivity Ltd.	6,420,538

	Energy Equipment & Services – 1.1%
86,100	National Oilwell Varco, Inc.	3,076,353

	Food Products – 2.0%
71,290	Nestle S.A., Sponsored ADR	5,989,073

	Health Care Equipment & Supplies – 2.8%
82,300	Baxter International, Inc.	5,164,325
37,730	Medtronic PLC	2,934,262

		8,098,587

	Health Care Providers & Services – 2.8%
45,300	HCA Healthcare, Inc.(a)	3,605,427

Shares	Description	Value (†)
Common Stocks – continued

	Health Care Providers & Services – continued
24,095	UnitedHealth Group, Inc.	$4,719,006

		8,324,433

	Hotels, Restaurants & Leisure – 1.4%
130,300	MGM Resorts International	4,246,477

	Household Durables – 1.7%
27,340	Whirlpool Corp.	5,042,589

	Industrial Conglomerates – 2.6%
311,700	General Electric Co.	7,536,906

	Insurance – 6.6%
70,200	Aflac, Inc.	5,713,578
127,145	American International Group, Inc.	7,805,432
40,375	Aon PLC	5,898,787

		19,417,797

	Internet & Direct Marketing Retail – 2.8%
188,300	Liberty Interactive Corp./QVC Group, Class A(a)	4,438,231
20,900	Netflix, Inc.(a)	3,790,215

		8,228,446

	Internet Software & Services – 3.3%
10,000	Alphabet, Inc., Class A(a)	9,737,200

	IT Services – 6.2%
48,400	Automatic Data Processing, Inc.	5,291,088
48,375	MasterCard, Inc., Class A	6,830,550
58,200	Visa, Inc., Class A	6,124,968

		18,246,606

	Machinery – 6.1%
47,410	Caterpillar, Inc.	5,912,501
32,100	Cummins, Inc.	5,393,763
37,820	Parker Hannifin Corp.	6,619,256

		17,925,520

	Media – 3.8%
9,300	Charter Communications, Inc., Class A(a)	3,379,806
112,300	Comcast Corp., Class A	4,321,304
262,800	News Corp., Class A	3,484,728

		11,185,838

	Oil, Gas & Consumable Fuels – 3.7%
81,000	Anadarko Petroleum Corp.	3,956,850
120,200	Apache Corp.	5,505,160
315,100	Chesapeake Energy Corp.(a)	1,354,930

		10,816,940

	Personal Products – 2.1%
107,075	Unilever PLC, Sponsored ADR	6,206,067

Shares	Description	Value (†)
Common Stocks – continued

	Semiconductors & Semiconductor Equipment – 5.7%
158,900	Intel Corp.	$6,050,912
67,800	QUALCOMM, Inc.	3,514,752
79,900	Texas Instruments, Inc.	7,162,236

		16,727,900

	Software – 3.2%
36,300	Microsoft Corp.	2,703,987
139,200	Oracle Corp.	6,730,320

		9,434,307

	Specialty Retail – 1.1%
66,500	AutoNation, Inc.(a)	3,156,090

	Technology Hardware, Storage & Peripherals – 2.4%
46,550	Apple, Inc.	7,174,286

	Total Common Stocks (Identified Cost $211,880,861)	278,774,683

Principal Amount
Short-Term Investments – 5.3%
$ 15,578,148	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2017 at 0.340% to be repurchased at $15,578,589 on 10/02/2017 collateralized by $15,885,000 Federal Home Loan Mortgage Corp., 1.250% due 10/02/2019 valued at $15,894,690 including accrued interest(b) (Identified Cost $15,578,148)	15,578,148

	Total Investments – 100.1% (Identified Cost $227,459,009)	294,352,831
	Other assets less liabilities – (0.1)%	(280,041)

	Net Assets – 100.0%	$294,072,790

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$278,774,683	$—	$—	$278,774,683
Short-Term Investments	—	15,578,148	—	15,578,148

Total	$278,774,683	$15,578,148	$—	$294,352,831

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2017 there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2017 (Unaudited)

Banks	10.3%
Capital Markets	6.7
Insurance	6.6
IT Services	6.2
Machinery	6.1
Semiconductors & Semiconductor Equipment	5.7
Automobiles	4.6
Consumer Finance	4.5
Media	3.8
Oil, Gas & Consumable Fuels	3.7
Internet Software & Services	3.3
Software	3.2
Health Care Providers & Services	2.8
Internet & Direct Marketing Retail	2.8
Health Care Equipment & Supplies	2.8
Industrial Conglomerates	2.6
Technology Hardware, Storage & Peripherals	2.4
Electronic Equipment, Instruments & Components	2.2
Beverages	2.2
Personal Products	2.1
Food Products	2.0
Other Investments, less than 2% each	8.2
Short-Term Investments	5.3

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 76.0% of Net Assets

Non-Convertible Bonds – 73.5%

	ABS Car Loan – 5.7%
$ 2,135,000	Ally Auto Receivables Trust, Series 2016-3, Class A3, 1.440%, 8/17/2020(a)	$2,132,403
1,455,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class D, 3.720%, 12/08/2021(a)	1,485,416
295,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class D, 3.650%, 5/09/2022(a)	301,586
600,000	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A(a)	614,013
3,065,000	CPS Auto Receivables Trust, Series 2016-B, Class E, 8.140%, 5/15/2023, 144A	3,276,261
2,175,000	Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.020%, 11/15/2021, 144A(a)	2,202,025
655,000	DT Auto Owner Trust, Series 2014-3A, Class D, 4.470%, 11/15/2021, 144A(a)	667,273
1,070,000	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A(a)	1,089,327
4,075,000	DT Auto Owner Trust, Series 2016-1A, Class D, 4.660%, 12/15/2022, 144A(a)	4,165,418
3,045,000	DT Auto Owner Trust, Series 2016-2A, Class D, 5.430%, 11/15/2022, 144A(a)	3,162,729
270,000	First Investors Auto Owner Trust, Series 2014-1A, Class D, 3.280%, 4/15/2021, 144A(a)	271,506
440,000	First Investors Auto Owner Trust, Series 2014-2A, Class D, 3.470%, 2/15/2021, 144A(a)	442,928
345,000	First Investors Auto Owner Trust, Series 2015-1A, Class D, 3.590%, 1/18/2022, 144A(a)	348,060
1,710,000	First Investors Auto Owner Trust, Series 2015-2A, Class D, 4.220%, 12/15/2021, 144A(a)	1,743,550
220,000	First Investors Auto Owner Trust, Series 2016-2A, Class D, 3.350%, 11/15/2022, 144A(a)	219,503
605,000	Flagship Credit Auto Trust, Series 2015-1, Class C, 3.760%, 6/15/2021, 144A(a)	615,250
650,000	Flagship Credit Auto Trust, Series 2016-3, Class D, 3.890%, 11/15/2022, 144A(a)	654,896
439,925	Ford Credit Auto Owner Trust, Series 2014-C, Class A3, 1.060%, 5/15/2019(a)	439,631
1,034,270	Ford Credit Auto Owner Trust, Series 2015-A, Class A3, 1.280%, 9/15/2019(a)	1,033,593
937,764	Ford Credit Auto Owner Trust, Series 2015-B, Class A3, 1.160%, 11/15/2019(a)	936,605
2,484,471	Ford Credit Auto Owner Trust, Series 2015-C, Class A3, 1.410%, 2/15/2020(a)	2,483,454
272,602	Ford Credit Auto Owner Trust, Series 2016-B, Class A2B, 1-month LIBOR + 0.310%, 1.544%, 3/15/2019(a)(b)	272,709
7,076,326	Ford Credit Auto Owner Trust, Series 2016-C, Class A2B, 1-month LIBOR + 0.140%, 1.374%, 9/15/2019(a)(b)	7,076,050
3,839,465	Ford Credit Auto Owner Trust, Series 2017-A, Class A2B, 1-month LIBOR + 0.120%, 1.354%, 12/15/2019(a)(b)	3,841,201
1,362,000	Hertz Vehicle Financing LLC, Series 2017-2A, Class A, 3.290%, 10/25/2023, 144A(a)	1,352,881

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Car Loan – continued
$ 275,000	Honda Auto Receivables Owner Trust, Series 2014-4, Class A3, 0.990%, 9/17/2018(a)	$274,857
1,640,385	Honda Auto Receivables Owner Trust, Series 2015-3, Class A3, 1.270%, 4/18/2019(a)	1,639,465
2,135,000	Honda Auto Receivables Owner Trust, Series 2016-2, Class A3, 1.390%, 4/15/2020(a)	2,130,968
5,570,000	Honda Auto Receivables Owner Trust, Series 2016-4, Class A3, 1.210%, 12/18/2020(a)	5,530,593
1,290,000	Honda Auto Receivables Owner Trust, Series 2017-1, Class A3, 1.720%, 7/21/2021(a)	1,289,285
3,045,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A1, 1-month LIBOR + 0.850%, 2.077%, 4/18/2022, 144A(a)(b)	3,062,040
970,000	Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.180%, 1/15/2021(a)	963,016
950,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A2B, 1-month LIBOR + 0.060%, 1.294%, 1/15/2020(a)(b)	950,000
1,525,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.740%, 8/16/2021(a)	1,524,063
3,045,000	Prestige Auto Receivables Trust, Series 2016-1A, Class D, 5.150%, 11/15/2021, 144A(a)	3,155,255
1,868,278	Toyota Auto Receivables Owner Trust, Series 2015-C, Class A3, 1.340%, 6/17/2019(a)	1,867,443
795,000	Toyota Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.140%, 8/17/2020(a)	791,103
1,335,062	Toyota Auto Receivables Owner Trust, Series 2016-D, Class A2B, 1-month LIBOR + 0.130%, 1.364%, 5/15/2019(a)(b)	1,335,453
2,940,000	Toyota Auto Receivables Owner Trust, Series 2017-B, Class A2B, 1-month LIBOR + 0.060%, 1.294%, 1/15/2020(a)(b)	2,939,472
1,345,000	USAA Auto Owner Trust, Series 2016-1, Class A3, 1.200%, 6/15/2020(a)	1,340,972
595,000	Westlake Automobile Receivables Trust, Series 2017-1A, Class D, 3.460%, 10/17/2022, 144A(a)	598,376

		70,220,629

	ABS Credit Card – 7.4%
3,145,000	American Express Credit Account Master Trust, Series 2013-1, Class A, 1-month LIBOR + 0.420%, 1.654%, 2/16/2021(a)(b)	3,154,961
2,695,000	American Express Credit Account Master Trust, Series 2014-4, Class A, 1.430%, 6/15/2020(a)	2,695,291
2,295,000	American Express Credit Account Master Trust, Series 2014-5, Class A, 1-month LIBOR + 0.290%, 1.524%, 5/15/2020(a)(b)	2,295,277
4,050,000	American Express Credit Account Secured Note Trust, Series 2012-4, Class A, 1-month LIBOR + 0.240%, 1.474%, 5/15/2020(a)(b)	4,050,443
2,765,000	American Express Issuance Trust II, Series 2013-2, Class A, 1-month LIBOR + 0.430%, 1.664%, 8/15/2019(a)(b)	2,774,865
2,050,000	BA Credit Card Trust, Series 2014-A1, Class A, 1-month LIBOR + 0.380%, 1.614%, 6/15/2021(a)(b)	2,057,367
5,865,000	BA Credit Card Trust, Series 2015-A1, Class A, 1-month LIBOR + 0.330%, 1.564%, 6/15/2020(a)(b)	5,870,155
995,000	Bank of America Credit Card Trust, Series 2016-A1, Class A, 1-month LIBOR + 0.390%, 1.624%, 10/15/2021(a)(b)	999,271

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Credit Card – continued
$ 4,385,000	Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, 8/15/2022(a)	$4,391,311
3,600,000	Capital One Multi-Asset Execution Trust, Series 2004-A7, Class A7, 1.450%, 8/16/2021(a)	3,593,163
2,585,000	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.000%, 1/17/2023(a)	2,592,443
6,640,000	Chase Issuance Trust, Series 2014-A7, Class A, 1.380%, 11/15/2019(a)	6,640,479
3,560,000	Chase Issuance Trust, Series 2015-A1, Class A, 1-month LIBOR + 0.320%, 1.554%, 2/18/2020(a)(b)	3,563,888
3,500,000	Chase Issuance Trust, Series 2015-A4, Class A, 1.840%, 4/15/2022(a)	3,497,425
6,090,000	Chase Issuance Trust, Series 2016-A1, Class A, 1-month LIBOR + 0.410%, 1.644%, 5/17/2021(a)(b)	6,121,615
3,120,000	Chase Issuance Trust, Series 2016-A2, Class A, 1.370%, 6/15/2021(a)	3,099,586
5,990,000	Chase Issuance Trust, Series 2017-A1, Class A, 1-month LIBOR + 0.300%, 1.534%, 1/18/2022(a)(b)	6,012,712
5,825,000	Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, 1-month LIBOR + 0.430%, 1.665%, 9/10/2020(a)(b)	5,847,134
3,045,000	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.730%, 4/09/2020(a)	3,048,728
5,800,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.750%, 11/19/2021(a)	5,791,314
5,995,000	Citibank Credit Card Issuance Trust, Series 2017-A1, Class A1, 1-month LIBOR + 0.250%, 1.484%, 1/19/2021(a)(b)	6,007,208
5,520,000	Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8, 1.860%, 8/08/2022(a)	5,507,454
2,405,000	Discover Card Execution Note Trust, Series 2013-A1, Class A1, 1-month LIBOR + 0.300%, 1.534%, 8/17/2020(a)(b)	2,407,518

		92,019,608

	ABS Home Equity – 10.5%
590,194	Adjustable Rate Mortgage Trust, Series 2004-4, Class 3A1, 3.397%, 3/25/2035(a)(s)	578,773
1,237,371	Adjustable Rate Mortgage Trust, Series 2005-1, Class 3A1, 3.313%, 5/25/2035(s)	1,248,086
1,892,728	Ajax Mortgage Loan Trust, Series 2016-B, Class A, 4.000%, 9/25/2065, 144A(a)(s)	1,889,847
1,364,263	Ajax Mortgage Loan Trust, Series 2016-C, Class A, 4.000%, 10/25/2057, 144A(a)(s)	1,360,363
428,824	Ajax Mortgage Loan Trust, Series 2017-A, Class A, 3.470%, 4/25/2057, 144A(a)(s)	431,687
509,264	Alternative Loan Trust, Series 2003-9T1, Class A7, 5.500%, 7/25/2033	518,122
523,416	Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034(a)	533,449
593,390	Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034(a)	609,387
386,261	Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.750%, 1/25/2035	386,640

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$ 1,155,680	Alternative Loan Trust, Series 2005-J1, Class 2A1, 5.500%, 2/25/2025	$1,174,863
300,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A(a)	327,935
2,170,000	American Homes 4 Rent, Series 2014-SFR2, Class E, 6.231%, 10/17/2036, 144A(a)	2,424,979
1,200,000	American Homes 4 Rent, Series 2014-SFR3, Class E, 6.418%, 12/17/2036, 144A(a)	1,360,974
740,836	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033(a)	754,925
1,424,112	Banc of America Funding Trust, Series 2004-B, Class 4A2, 3.378%, 11/20/2034(a)(s)	1,421,143
421,439	Banc of America Funding Trust, Series 2005-5, Class A1, 5.500%, 9/25/2035(a)	440,949
838,775	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	882,543
645,746	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	660,086
1,745,000	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN7, Class A1, 3.105%, 9/28/2032, 144A(a)(c)(s)	1,745,000
326,396	Bayview Opportunity Master Fund IIIb Trust, Series 2017-RN2, Class A1, 3.475%, 4/28/2032, 144A(a)(s)	328,402
604,360	Bayview Opportunity Master Fund IIIb Trust, Series 2017-RN3, Class A1, 3.228%, 5/28/2032, 144A(a)(s)	604,853
895,751	Bayview Opportunity Master Fund IVb Trust, Series 2017-NPL1, Class A1, 3.598%, 1/28/2032, 144A(a)(s)	893,436
805,865	BCAP LLC Trust, Series 2007-AA2, Class 22A1, 6.000%, 3/25/2022	800,024
50,401	CAM Mortgage Trust, Series 2016-1, Class A, 4.000%, 1/15/2056, 144A(a)(s)	50,487
2,055,000	CAM Mortgage Trust, Series 2016-1, Class M, 5.000%, 1/15/2056, 144A(s)	2,019,535
2,006,795	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A3, 3.462%, 8/25/2035(s)	2,005,981
2,200,000	Colony American Finance Ltd., Series 2015-1, Class D, 5.649%, 10/15/2047, 144A(a)	2,325,582
1,065,000	Colony American Finance Ltd., Series 2016-1, Class C, 4.638%, 6/15/2048, 144A(a)(s)	1,085,049
2,105,000	Colony American Homes, Series 2014-1A, Class E, 1-month LIBOR + 2.800%, 4.034%, 5/17/2031, 144A(a)(b)	2,117,259
326,016	Colony American Homes, Series 2014-2A, Class E, 1-month LIBOR + 3.200%, 4.440%, 7/17/2031, 144A(b)	327,158
3,190,000	Colony American Homes, Series 2015-1A, Class D, 1-month LIBOR + 2.150%, 3.384%, 7/17/2032, 144A(a)(b)	3,203,931
743,429	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.750%, 12/25/2033(a)	762,436
631,340	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11, 5.500%, 8/25/2034	657,609
1,173,465	Countrywide Alternative Loan Trust, Series 2004-J10, Class 2CB1, 6.000%, 9/25/2034	1,214,655
639,085	Countrywide Alternative Loan Trust, Series 2004-J3, Class 1A1, 5.500%, 4/25/2034(a)	648,543

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$ 851	Countrywide Alternative Loan Trust, Series 2004-J7, Class 1A5, 5.062%, 8/25/2034(a)(c)(d)(s)	$847
752,800	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 1-month LIBOR + 0.210%, 1.447%, 5/25/2035(b)	706,705
597,472	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-12, Class 8A1, 3.703%, 8/25/2034(s)	587,563
100,557	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 3.512%, 9/20/2034(a)(s)	97,775
783,340	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-21, Class A17, 5.500%, 10/25/2035	748,657
606,046	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 7A1, 3.322%, 11/25/2033(a)(s)	609,845
395,694	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 4A1, 3.332%, 12/25/2033(a)(s)	396,671
253,793	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-27, Class 4A4, 5.750%, 11/25/2033(a)	262,146
988,222	Deutsche Mortgage Securities, Inc., Series 2004-4, Class 7AR1, 1-month LIBOR + 0.350%, 1.587%, 6/25/2034(a)(b)	929,025
707,682	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 1.567%, 9/19/2045(b)	578,996
1,894,680	Dukinfield 2 PLC, Series 2, Class A, GBP 3-month LIBOR + 1.250%, 1.583%, 12/20/2052, (GBP)(a)(b)	2,564,649
691,490	Eurosail PLC, Series 2007-2X, Class A3C, GBP 3-month LIBOR + 0.150%, 0.452%, 3/13/2045, (GBP)(a)(b)	903,077
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, 1-month LIBOR + 4.250%, 5.487%, 11/25/2023(b)	550,002
1,834,442	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M2, 1-month LIBOR + 2.200%, 3.437%, 2/25/2024(a)(b)	1,893,351
1,182,069	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M2, 1-month LIBOR + 1.650%, 2.887%, 4/25/2024(a)(b)	1,197,163
2,585,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 3.087%, 10/25/2027(a)(b)	2,640,794
1,460,529	GCAT LLC, Series 2017-2, Class A1, 3.500%, 4/25/2047, 144A(a)(s)	1,451,822
890,562	GCAT LLC, Series 2017-3, Class A1, 3.352%, 4/25/2047, 144A(a)(s)	889,241
183,589	GCAT LLC, Series 2017-4, Class A1, 3.228%, 5/25/2022, 144A(a)(s)	184,176
1,204,072	GCAT LLC, Series 2017-5, Class A1, 3.228%, 7/25/2047, 144A(a)(s)	1,204,130
422,963	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 4.002%, 7/19/2035(s)	409,729
387,145	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1, 3.709%, 7/25/2035(s)	381,619
2,653,815	IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1, 1-month LIBOR + 0.780%, 2.017%, 12/25/2034(b)	2,440,726
862,471	IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A5, 1-month LIBOR + 1.220%, 2.457%, 9/25/2034(b)	785,755

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$ 1,710,323	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 1-month LIBOR + 0.640%, 1.877%, 7/25/2045(b)	$1,646,963
3,670,326	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1, 1-month LIBOR + 0.210%, 1.447%, 2/25/2046(b)	3,277,510
2,985,000	Invitation Homes Trust, Series 2015-SFR1, Class E, 1-month LIBOR + 4.200%, 5.434%, 3/17/2032, 144A(b)	3,032,671
1,430,000	Invitation Homes Trust, Series 2015-SFR3, Class E, 1-month LIBOR + 3.750%, 4.984%, 8/17/2032, 144A(a)(b)	1,455,770
562,010	JPMorgan Mortgage Trust, Series 2003-A2, Class 3A1, 2.996%, 11/25/2033(a)(s)	539,804
1,853,941	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1, 6.000%, 9/25/2034(a)	1,872,496
1,430,403	JPMorgan Mortgage Trust, Series 2005-A2, Class 3A2, 3.469%, 4/25/2035(a)(s)	1,425,351
370,759	JPMorgan Mortgage Trust, Series 2005-A3, Class 4A1, 3.337%, 6/25/2035(a)(s)	374,374
1,191,515	JPMorgan Mortgage Trust, Series 2006-A1, Class 1A2, 3.457%, 2/25/2036(s)	1,108,175
603,782	Lehman XS Trust, Series 2005-7N, Class 3A1, 1-month LIBOR + 0.280%, 1.517%, 12/25/2035(b)	512,736
163	Lehman XS Trust, Series 2006-12N, Class A2A1, 1-month LIBOR + 0.150%, 1.387%, 8/25/2046(b)(c)(d)	162
705,165	Lehman XS Trust, Series 2006-2N, Class 1A1, 1-month LIBOR + 0.260%, 1.497%, 2/25/2046(b)	622,420
542,417	Ludgate Funding PLC, Series 2007-1, Class A2B, 3-month EURIBOR + 0.160%, Zero Coupon, 1/01/2061, (EUR)(a)(b)	612,781
2,041,338	Ludgate Funding PLC, Series 2008-W1X, Class A1, GBP 3-month LIBOR + 0.600%, 0.904%, 1/01/2061, (GBP)(a)(b)	2,662,543
360,755	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 3.618%, 5/25/2034(a)(s)	356,649
1,521,631	MASTR Adjustable Rate Mortgages Trust, Series 2004-7, Class 3A1, 3.311%, 7/25/2034(a)(s)	1,486,272
349,706	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1, 3.651%, 4/25/2036(s)	347,593
494,160	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(a)	510,602
553,084	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(a)	566,707
663,704	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(a)	687,438
1,743,203	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034	1,851,630
200,287	MLCC Mortgage Investors, Inc., Series 2006-2, Class 2A, 3.120%, 5/25/2036(a)(s)	200,107
660,558	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035	632,407
1,277,200	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	1,314,443
791,866	Newgate Funding, Series 2007-3X, Class A2B, 3-month EURIBOR + 0.600%, 0.271%, 12/15/2050, (EUR)(a)(b)	925,957
417,403	NYMT Residential LLC, Series 2016-RP1A, Class A, 4.000%, 3/25/2021, 144A(a)(s)	418,877

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$ 1,277,337	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1, Class A1, 3.000%, 6/25/2057, 144A(a)(s)	$1,277,999
633,860	OWS Structured Asset Trust, Series 2016-NPL1, Class A1, 3.750%, 7/25/2056, 144A(a)(s)	638,791
4,320,000	Preston Ridge Partners Mortgage LLC, Series 2017-2A, Class A1, 3.470%, 9/25/2022, 144A(c)(s)	4,320,000
1,165,000	Preston Ridge Partners Mortgage LLC, Series 2017-2A, Class A2, 5.000%, 9/25/2022, 144A(c)(s)	1,124,225
2,863,080	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/2022, 144A(a)(s)	2,866,820
1,013,868	Residential Accredit Loans, Inc. Trust, Series 2006-QO4, Class 2A1, 1-month LIBOR + 0.190%, 1.427%, 4/25/2046(b)	950,363
1,532,393	Residential Asset Securitization Trust, Series 2005-A8CB, Class A9, 5.375%, 7/25/2035	1,323,310
498,725	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	499,392
250,919	RMAC PLC, Series 2005-NS3X, Class A2C, 3-month EURIBOR + 0.360%, 0.029%, 6/12/2043, (EUR)(a)(b)	289,116
444,337	RMAC Securities No. 1 PLC, Series 2006-NS1X, Class A2C, 3-month EURIBOR + 0.150%, Zero Coupon, 6/12/2044, (EUR)(a)(b)	509,488
344,223	RMAC Securities No. 1 PLC, Series 2007-NS1X, Class A2A, GBP 3-month LIBOR + 0.150%, 0.442%, 6/12/2044, (GBP)(a)(b)	440,141
1,819,000	Starwood Waypoint Homes, Series 2015-1A, Class E, 1-month LIBOR + 3.000%, 4.234%, 7/17/2032, 144A(a)(b)	1,841,207
771,124	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 3.307%, 6/25/2034(a)(s)	762,541
3,732,702	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 1-month LIBOR + 0.310%, 1.547%, 7/25/2035(b)	3,129,692
667,282	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034(a)	674,750
385,657	Structured Asset Securities Corp. Trust, Series 2005-1, Class 7A7, 5.500%, 2/25/2035	396,574
1,200,000	Towd Point Mortgage Funding PLC, Series 16-GR1X, Class B, GBP 3-month LIBOR + 1.400%, 1.688%, 7/20/2046, (GBP)(a)(b)	1,619,467
1,251,085	VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.500%, 2/25/2047, 144A(a)(s)	1,258,774
2,400,000	VOLT LIV LLC, Series 2017-NPL1, Class A2, 6.000%, 2/25/2047, 144A(s)	2,419,814
1,130,804	VOLT LV LLC, Series 2017-NPL2, Class A1, 3.500%, 3/25/2047, 144A(a)(s)	1,139,148
2,295,827	VOLT LVI LLC, Series 2017-NPL3, Class A1, 3.500%, 3/25/2047, 144A(a)(s)	2,313,435
1,755,000	VOLT LVI LLC, Series 2017-NPL3, Class A2, 5.875%, 3/25/2047, 144A(s)	1,767,985
682,255	VOLT LVII LLC, Series 2017-NPL4, Class A1, 3.375%, 4/25/2047, 144A(a)(s)	685,974
1,021,253	VOLT LXI LLC, Series 2017-NPL8, Class A1, 3.125%, 6/25/2047, 144A(a)(s)	1,023,868
47,820	VOLT XIX LLC, Series 2014-NP11, Class A1, 3.875%, 4/25/2055, 144A(s)	47,836
1,565,000	VOLT XL LLC, Series 2015-NP14, Class A2, 4.875%, 11/27/2045, 144A(s)	1,568,567

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$ 397,697	VOLT XXII LLC, Series 2015-NPL4, Class A1, 3.500%, 2/25/2055, 144A(a)(s)	$398,982
199,384	VOLT XXII LLC, Series 2015-NPL4, Class A2, 4.250%, 2/25/2055, 144A(a)(s)	200,327
129,902	VOLT XXIV LLC, Series 2015-NPL6, Class A1, 3.500%, 2/25/2055, 144A(a)(s)	130,634
771,467	VOLT XXIV LLC, Series 2015-NPL6, Class A2, 4.250%, 2/25/2055, 144A(s)	771,248
2,162,003	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 2A1, 3.444%, 7/25/2034(a)(s)	2,193,529
328,754	Wells Fargo Mortgage Backed Securities Trust, Series 2004-O, Class A1, 3.528%, 8/25/2034(a)(s)	336,503
185,007	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 2A3, 5.500%, 11/25/2035(a)	191,256
856,832	Wells Fargo Mortgage Backed Securities Trust, Series 2005-16, Class A18, 6.000%, 1/25/2036	862,487
466,626	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 3.296%, 5/01/2035(a)(s)	477,681
604,053	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR12, Class 2A5, 3.263%, 6/25/2035(a)(s)	611,206

		129,714,723

	ABS Other – 3.9%
899,116	AASET Trust, Series 2017-1A, Class A, 3.967%, 5/16/2042, 144A(a)	905,165
3,975,446	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(a)(s)	3,920,274
1,264,465	AIM Aviation Finance Ltd., Series 2015-1A, Class C1, 4.750%, 2/15/2040, 144A(a)	1,163,051
1,188,333	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(a)(s)	1,235,206
1,356,042	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.682%, 12/16/2041, 144A(a)(s)	1,365,854
1,430,000	CLUB Credit Trust, Series 2017-P1, Class A, 2.420%, 9/15/2023, 144A(a)(c)	1,429,857
2,500,926	Cronos Containers Program I Ltd., 3.270%, 11/18/2029, 144A(a)	2,497,104
2,039,048	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(c)(d)(e)	1,406,943
805,796	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(c)(d)(e)	232,230
3,410,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(c)(d)(e)(f)	—
1,317,885	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(e)(g)	1,270,641
3,120,000	OneMain Financial Issuance Trust, 4.160%, 11/20/2028, 144A(a)	3,182,646
445	OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.430%, 6/18/2024, 144A(a)	445
97,631	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A(a)	97,742

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Other – continued
$ 745,000	OneMain Financial Issuance Trust, Series 2014-2A, Class B, 3.020%, 9/18/2024, 144A(a)	$746,827
6,475,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.310%, 9/18/2024, 144A(a)	6,527,514
1,265,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A(a)	1,277,377
3,100,000	OneMain Financial Issuance Trust, Series 2016-1A, Class C, 6.000%, 2/20/2029, 144A(a)	3,209,964
2,685,000	OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.940%, 3/20/2028, 144A(a)	2,790,296
3,753,014	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A(a)	3,929,745
436,418	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A, 1.590%, 11/20/2029, 144A(a)	436,077
841,103	Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 2.200%, 10/20/2030, 144A(a)	840,623
879,974	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 4/25/2029, 144A(a)	885,972
2,287,833	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A(a)	2,285,207
1,710,000	Tidewater Sales Finance Master Trust, Series 2017-AA, Class A, 4.550%, 4/15/2021, 144A(e)(g)	1,708,903
5,700,000	Working Capital Solutions Funding LLC, 1-month LIBOR + 6.950%, 7.711%, 8/30/2018, 144A(b)(c)(d)(e)	5,700,000

		49,045,663

	ABS Student Loan – 0.7%
1,460,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 3.790%, 6/15/2032(a)(b)(c)	1,459,416
3,550,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 3.320%, 3/15/2033(a)(b)(c)	3,548,580
216,677	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1-month LIBOR + 1.250%, 2.482%, 8/25/2032, 144A(a)(b)	219,237
1,087,445	SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1-month LIBOR + 1.200%, 2.432%, 3/25/2033, 144A(a)(b)	1,104,301
2,217,792	SoFi Professional Loan Program LLC, Series 2016-A, Class B, 3.570%, 1/26/2038, 144A(a)	2,226,790

		8,558,324

	ABS Whole Business – 0.3%
3,107,213	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A(a)	3,230,204
960,000	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.600%, 7/25/2047, 144A(a)	983,527

		4,213,731

	Aerospace & Defense – 0.9%
1,135,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025(a)	1,204,519
1,605,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027(a)	1,738,215

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Aerospace & Defense – continued
$ 1,195,000	Embraer Overseas Ltd., 5.696%, 9/16/2023, 144A(a)	$1,310,018
6,003,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A(a)	6,783,390

		11,036,142

	Airlines – 1.3%
7,697,579	Air Canada Pass Through Trust, Series 2015-2, Class B, 5.000%, 6/15/2025, 144A(a)	8,071,604
3,150,000	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026(a)	3,295,530
5,118,995	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025(a)	5,139,471

		16,506,605

	Automotive – 3.6%
5,875,000	American Honda Finance Corp., MTN, 3-month LIBOR + 0.280%, 1.596%, 11/19/2018(a)(b)	5,888,512
6,045,000	BMW U.S. Capital LLC, 3-month LIBOR + 0.380%, 1.682%, 4/06/2020, 144A(a)(b)	6,075,199
5,785,000	BMW U.S. Capital LLC, 3-month LIBOR + 0.410%, 1.730%, 9/13/2019, 144A(a)(b)	5,816,861
5,980,000	Ford Motor Credit Co. LLC, 3-month LIBOR + 1.000%, 2.304%, 1/09/2020(a)(b)	6,029,718
6,125,000	Nissan Motor Acceptance Corp., 3-month LIBOR + 0.390%, 1.694%, 7/13/2020, 144A(a)(b)	6,128,614
5,955,000	Nissan Motor Acceptance Corp., 3-month LIBOR + 0.580%, 1.884%, 1/13/2020, 144A(a)(b)	5,991,366
5,980,000	Toyota Motor Credit Corp., MTN, 3-month LIBOR + 0.260%, 1.564%, 1/09/2019(a)(b)	5,993,219
2,955,000	Toyota Motor Credit Corp., MTN, 3-month LIBOR + 0.440%, 1.744%, 10/18/2019(a)(b)	2,974,601

		44,898,090

	Banking – 3.6%
44,895,000	Banco Hipotecario S.A., Argentina Deposit Rates Badlar Private Banks + 2.500%, 22.479%, 1/12/2020, 144A, (ARS)(b)	2,547,533
21,970,000	Banco Macro S.A., 17.500%, 5/08/2022, 144A, (ARS)	1,207,265
46,000,000	Banco Supervielle S.A., Argentina Deposit Rates Badlar Private Banks + 4.500%, 25.042%, 8/09/2020, 144A, (ARS)(b)	2,690,221
6,100,000	Citibank NA, 3-month LIBOR + 0.230%, 1.541%, 11/09/2018(a)(b)	6,106,754
4,603,000	Citigroup, Inc., 3-month LIBOR + 0.700%, 2.017%, 11/24/2017(a)(b)	4,607,005
5,980,000	Citigroup, Inc., 3-month LIBOR + 0.790%, 2.094%, 1/10/2020(a)(b)	6,024,595
6,240,000	JPMorgan Chase & Co., 3-month LIBOR + 0.680%, 1.996%, 6/01/2021(a)(b)	6,265,522

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$ 5,800,000	JPMorgan Chase Bank NA, 3-month LIBOR + 0.590%, 1.918%, 9/23/2019(a)(b)	$5,841,468
6,000,000	Sumitomo Mitsui Banking Corp., 3-month LIBOR + 0.540%, 1.845%, 1/11/2019(a)(b)	6,025,224
3,000,000	Toronto-Dominion Bank (The), MTN, 3-month LIBOR + 0.420%, 1.724%, 1/18/2019(a)(b)	3,009,450

		44,325,037

	Building Materials – 0.2%
2,755,000	Cemex SAB de CV, 6.125%, 5/05/2025, 144A(a)	2,965,069

	Cable Satellite – 0.8%
2,865,000	Cox Communications, Inc., 4.500%, 6/30/2043, 144A(a)	2,637,360
1,575,000	Cox Communications, Inc., 4.700%, 12/15/2042, 144A(a)	1,476,169
1,740,000	DISH DBS Corp., 5.875%, 11/15/2024	1,823,737
1,475,000	DISH DBS Corp., 7.750%, 7/01/2026	1,693,551
2,065,000	Time Warner Cable LLC, 4.500%, 9/15/2042(a)	1,957,096

		9,587,913

	Chemicals – 0.1%
1,490,000	Mexichem SAB de CV, 4.000%, 10/04/2027, 144A	1,487,616

	Collateralized Mortgage Obligations – 0.4%
1,726,070	GMACM Mortgage Loan Trust, Series 2005-AR1, Class 3A, 3.904%, 3/18/2035(s)	1,745,674
53,949,770	Government National Mortgage Association, Series 2012-135, Class IO, 0.602%, 1/16/2053(a)(h)(s)	1,967,904
1,057,654	GSR Mortgage Loan Trust, Series 2005-AR5, Class 4A1, 3.548%, 10/25/2035(s)	1,051,116

		4,764,694

	Construction Machinery – 1.2%
3,050,000	Caterpillar Financial Services Corp., GMTN, 3-month LIBOR + 0.290%, 1.607%, 9/04/2020(a)(b)	3,054,977
5,810,000	Caterpillar Financial Services Corp., GMTN, 3-month LIBOR + 0.700%, 2.014%, 2/23/2018(a)(b)	5,825,463
6,000,000	Caterpillar Financial Services Corp., MTN, 3-month LIBOR + 0.510%, 1.814%, 1/10/2020(a)(b)	6,034,276

		14,914,716

	Diversified Manufacturing – 0.5%
5,915,000	United Technologies Corp., 3-month LIBOR + 0.350%, 1.661%, 11/01/2019(a)(b)	5,942,327

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – 1.7%
$ 12,170,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(a)	$14,740,913
1,695,000	Minejesa Capital BV, 4.625%, 8/10/2030, 144A(a)	1,730,612
4,800,000	Pacific Gas & Electric Co., 3-month LIBOR + 0.200%, 1.518%, 11/30/2017(a)(b)	4,799,597

		21,271,122

	Finance Companies – 0.8%
3,225,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A(a)	3,297,562
6,100,000	USAA Capital Corp., 3-month LIBOR + 0.230%, 1.541%, 2/01/2019, 144A(a)(b)	6,106,222

		9,403,784

	Financial Other – 0.7%
1,815,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.750%, 2/01/2024(a)	1,914,825
6,780,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	6,830,850

		8,745,675

	Food & Beverage – 1.4%
3,850,000	BRF GmbH, 4.350%, 9/29/2026, 144A(a)	3,773,192
10,800,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)(a)	3,367,381
1,680,000	Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A(a)	1,823,573
2,300,000	Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)(a)	721,848
2,300,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	2,291,375
2,695,000	JBS USA LUX S.A./JBS USA Finance, Inc., 7.250%, 6/01/2021, 144A(a)	2,748,900
2,900,000	PepsiCo, Inc., 3-month LIBOR + 0.270%, 1.571%, 10/04/2019(a)(b)	2,910,913

		17,637,182

	Government Owned - No Guarantee – 2.7%
18,670,000,000	Financiera de Desarrollo Territorial S.A. Findeter, 7.875%, 8/12/2024, 144A, (COP)(a)	6,469,529
2,820,001	Petrobras Global Finance BV, 5.299%, 1/27/2025, 144A(a)	2,815,771
4,640,000	Petrobras Global Finance BV, 5.625%, 5/20/2043(a)	4,141,200
9,050,000	Petrobras Global Finance BV, 5.999%, 1/27/2028, 144A(a)	9,043,212
2,045,000	Petrobras Global Finance BV, 7.250%, 3/17/2044(a)	2,129,356
700,000(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)(a)	3,760,745

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Government Owned - No Guarantee – continued
$ 2,695,000	YPF S.A., 6.950%, 7/21/2027, 144A	$2,856,700
1,930,000	YPF S.A., Argentina Deposit Rates Badlar Private Banks + 4.000%, 24.104%, 7/07/2020, 144A(b)	1,824,076

		33,040,589

	Health Insurance – 0.5%
5,665,000	Aetna, Inc., 3-month LIBOR + 0.650%, 1.967%, 12/08/2017(a)(b)	5,671,050

	Healthcare – 0.5%
2,850,000	Grifols S.A., 3.200%, 5/01/2025, 144A, (EUR)	3,425,679
2,800,000	Quintiles IMS, Inc., 3.250%, 3/15/2025, 144A, (EUR)(a)	3,365,348

		6,791,027

	Independent Energy – 1.9%
2,965,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	2,708,142
74,000	California Resources Corp., 5.500%, 9/15/2021	39,405
448,000	California Resources Corp., 6.000%, 11/15/2024	203,840
1,095,000	California Resources Corp., 8.000%, 12/15/2022, 144A	711,750
3,635,000	Continental Resources, Inc., 3.800%, 6/01/2024(a)	3,507,775
560,000	Continental Resources, Inc., 4.500%, 4/15/2023(a)	561,400
3,080,000	Gulfport Energy Corp., 6.375%, 5/15/2025	3,118,500
3,650,000	Halcon Resources Corp., 6.750%, 2/15/2025, 144A	3,777,750
1,265,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	1,103,712
2,055,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	1,762,162
7,460,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(c)(d)(e)(i)	—
4,420,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(c)(d)(e)(i)	—
1,055,000	SM Energy Co., 5.000%, 1/15/2024	994,338
1,750,000	SM Energy Co., 6.125%, 11/15/2022	1,754,375
165,000	SM Energy Co., 6.500%, 1/01/2023	166,238
535,000	SM Energy Co., 6.750%, 9/15/2026	535,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$ 3,110,000	Southwestern Energy Co., 6.700%, 1/23/2025(a)	$3,156,650

		24,101,037

	Integrated Energy – 1.4%
1,225,000	BP Capital Markets PLC, 3-month LIBOR + 0.425%, 1.734%, 2/13/2018(a)(b)	1,226,625
3,040,000	Cenovus Energy, Inc., 5.400%, 6/15/2047, 144A(a)	3,019,700
6,595,000	Chevron Corp., 3-month LIBOR + 0.170%, 1.485%, 11/15/2017(a)(b)	6,596,635
950,000	Geopark Ltd., 6.500%, 9/21/2024, 144A	952,223
5,795,000	Shell International Finance BV, 3-month LIBOR + 0.350%, 1.660%, 9/12/2019(a)(b)	5,827,832

		17,623,015

	Leisure – 0.1%
885,000	Constellation Merger Sub, Inc., 8.500%, 9/15/2025, 144A	869,513

	Life Insurance – 0.5%
5,785,000	Metropolitan Life Global Funding I, 3-month LIBOR + 0.340%, 1.659%, 9/14/2018, 144A(a)(b)	5,799,058

	Local Authorities – 1.6%
2,900,000	Provincia de Buenos Aires, 5.750%, 6/15/2019, 144A	3,001,500
2,280,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	2,402,185
2,015,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	2,183,857
200,805,000	Provincia de Buenos Aires, Argentina Deposit Rates Badlar Private Banks + 3.830%, 25.330%, 5/31/2022, (ARS)(b)	11,965,245

		19,552,787

	Media Entertainment – 0.8%
4,735,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	4,675,812
27,290,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(a)	1,181,070
2,670,000	Netflix, Inc., 3.625%, 5/15/2027, 144A, (EUR)	3,203,325
725,000	Viacom, Inc., (fixed rate to 2/28/2027, variable rate thereafter), 6.250%, 2/28/2057(a)	729,531

		9,789,738

	Metals & Mining – 0.4%
3,085,000	Stillwater Mining Co., 6.125%, 6/27/2022, 144A(a)	3,126,030

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Metals & Mining – continued
$ 1,900,000	Vale Overseas Ltd., 6.250%, 8/10/2026(a)	$2,155,930

		5,281,960

	Midstream – 1.9%
5,465,000	EnLink Midstream Partners LP, Series C, (fixed rate to 12/15/2022, variable rate thereafter), 6.000%(a)(j)	5,469,387
2,690,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	2,687,875
2,265,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	2,106,450
435,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	435,000
3,400,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	3,383,000
580,000	NGPL PipeCo LLC, 4.375%, 8/15/2022, 144A(a)	601,750
970,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A(a)	1,016,414
1,160,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A(a)	1,444,200
800,000	Tennessee Gas Pipeline Co. LLC, 7.000%, 3/15/2027(a)	947,452
6,005,000	TransCanada Trust, (fixed rate to 3/15/2027, variable rate thereafter), 5.300%, 3/15/2077(a)	6,147,619

		24,239,147

	Non-Agency Commercial Mortgage-Backed Securities – 3.8%
4,967,048	BXHTL Mortgage Trust, Series 2015-DRMZ, Class M, 1-month LIBOR + 8.200%, 9.433%, 5/15/2020, 144A(b)(c)(e)(g)	4,991,883
4,565,000	CFCRE Commercial Mortgage Trust, Series 2011-C1, Class D, 6.281%, 4/15/2044, 144A(a)(s)	4,720,879
1,900,000	Commercial Mortgage Trust, Series 2016-SAVA, Class C, 1-month LIBOR + 3.000%, 4.235%, 10/15/2034, 144A(a)(b)	1,920,178
3,700,000	Credit Suisse Mortgage Capital Certificates, Series 2015-TOWN, Class A, 1-month LIBOR + 1.250%, 2.484%, 3/15/2028, 144A(a)(b)	3,704,642
3,635,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	3,239,574
2,552,340	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.685%, 11/10/2046, 144A(a)(s)	2,687,346
2,134,225	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.780%, 8/10/2045(s)	2,179,693
466,841	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(a)(s)	466,458
3,090,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D, 1-month LIBOR + 4.500%, 5.727%, 7/15/2036, 144A(a)(s)	3,124,710
1,570,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.666%, 6/15/2044, 144A(a)(s)	1,625,174
2,125,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.666%, 6/15/2044, 144A(a)(s)	2,018,279

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 6,060,000	Motel 6 Trust, Series 2017-M6MZ, Class M, 8.160%, 8/15/2019, 144A(s)	$6,071,336
2,280,000	SCG Trust, Series 2013-SRP1, Class B, 1-month LIBOR + 2.500%, 3.977%, 11/15/2026, 144A(a)(b)	2,245,432
2,200,000	SCG Trust, Series 2013-SRP1, Class C, 1-month LIBOR + 3.250%, 4.727%, 11/15/2026, 144A(a)(b)	2,179,675
3,165,000	SCG Trust, Series 2013-SRP1, Class D, 1-month LIBOR + 3.344%, 4.578%, 11/15/2026, 144A(a)(b)	3,023,182
2,587,500	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.788%, 2/15/2044, 144A(a)(s)	2,622,908

		46,821,349

	Paper – 0.2%
1,915,000	Suzano Austria GmbH, 5.750%, 7/14/2026, 144A(a)	2,057,285

	Pharmaceuticals – 0.8%
6,640,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026(a)	6,120,064
3,175,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	2,786,063
1,400,000	Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025, 144A	1,226,750

		10,132,877

	Property & Casualty Insurance – 0.9%
2,890,000	Ardonagh Midco 3 PLC, 8.375%, 7/15/2023, 144A, (GBP)	4,012,128
600,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	630,030
6,000,000	Berkshire Hathaway Finance Corp., 3-month LIBOR + 0.320%, 1.624%, 1/10/2020(a)(b)	6,025,890

		10,668,048

	Retailers – 0.3%
4,080,000	Cencosud S.A., 4.375%, 7/17/2027, 144A(a)	4,098,360

	Sovereigns – 0.1%
29,460,000	Argentina Politica Monetaria, Argentina Central Bank 7-day Repo Reference Rate, 26.250%, 6/21/2020, (ARS)(b)	1,800,352

	Technology – 2.6%
6,045,000	Apple, Inc., 3-month LIBOR + 0.070%, 1.379%, 5/11/2020(a)(b)	6,048,262
6,955,000	Cisco Systems, Inc., 3-month LIBOR + 0.340%, 1.665%, 9/20/2019(a)(b)	6,995,978
11,255,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A(a)	12,499,240
540,000	Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	577,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$ 6,000,000	International Business Machines Corp., Series 3FRN, 3-month LIBOR + 0.230%, 1.547%, 1/27/2020(a)(b)	$6,011,561

		32,132,841

	Treasuries – 6.7%
51,470,000	Malaysia Government Bond, Series 0517, 3.441%, 2/15/2021, (MYR)(a)	12,207,014
1,115,000(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)(a)	5,709,278
164,370,000	Poland Government International Bond, Series 0727, 2.500%, 7/25/2027, (PLN)(a)	41,783,944
254,200,000	South Africa Government International Bond, 8.750%, 1/31/2044, (ZAR)(a)	16,949,251
100,300,000	South Africa Government International Bond, 8.750%, 2/28/2048, (ZAR)(a)	6,699,829

		83,349,316

	Wirelines – 0.1%
10,085,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)(i)	859,748

	Total Non-Convertible Bonds (Identified Cost $918,516,208)	911,937,747

Convertible Bonds – 2.5%
	Building Materials – 0.0%
425,000	Tutor Perini Corp., 2.875%, 6/15/2021	494,859

	Cable Satellite – 0.1%
1,495,000	Dish Network Corp., 2.375%, 3/15/2024, 144A	1,485,656

	Consumer Cyclical Services – 0.2%
2,975,000	Macquarie Infrastructure Corp., 2.000%, 10/01/2023(a)	2,882,031

	Diversified Operations – 0.1%
775,000	RWT Holdings, Inc., 5.625%, 11/15/2019	798,250

	Healthcare – 0.1%
615,000	Evolent Health, Inc., 2.000%, 12/01/2021, 144A	691,106
275,000	Teladoc, Inc., 3.000%, 12/15/2022, 144A	298,547

		989,653

	Leisure – 0.1%
650,000	Rovi Corp., 0.500%, 3/01/2020	657,761

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Media Entertainment – 0.1%
$ 885,000	Liberty Media Corp., 2.250%, 9/30/2046	$940,313

	Midstream – 0.2%
1,280,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	1,174,400
385,000	SM Energy Co., 1.500%, 7/01/2021	361,419
1,075,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	958,094

		2,493,913

	Oil Field Services – 0.2%
970,000	Hercules Capital, Inc., 4.375%, 2/01/2022, 144A(a)	985,156
1,760,000	Nabors Industries, Inc., 0.750%, 1/15/2024, 144A(a)	1,431,100

		2,416,256

	Pharmaceuticals – 0.7%
910,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	921,944
1,680,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	2,010,750
1,550,000	Horizon Pharma Investment Ltd., 2.500%, 3/15/2022	1,399,844
460,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	355,350
1,080,000	Ionis Pharmaceuticals, Inc., 1.000%, 11/15/2021	1,140,750
3,100,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024, 144A	3,528,187

		9,356,825

	Railroads – 0.2%
910,000	Echo Global Logistics, Inc., 2.500%, 5/01/2020	875,306
935,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024, 144A(a)	1,050,707

		1,926,013

	REITs - Mortgage – 0.1%
1,845,000	iStar, Inc., 3.125%, 9/15/2022, 144A(a)	1,861,144

	Technology – 0.4%
3,250,000	Finisar Corp., 0.500%, 12/15/2036, 144A	3,046,875

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Technology – continued
$ 1,500,000	Verint Systems, Inc., 1.500%, 6/01/2021	$1,466,250

		4,513,125

	Total Convertible Bonds (Identified Cost $30,346,480)	30,815,799

	Total Bonds and Notes (Identified Cost $948,862,688)	942,753,546

Senior Loans – 9.3%

	Aerospace & Defense – 0.4%
1,069,543	Engility Corp., Term Loan B2, 1-month LIBOR + 3.250%, 4.485%, 8/12/2023(b)	1,080,913
333,009	TransDigm, Inc., 2015 Term Loan E, 1-month LIBOR + 3.000%, 4.268%, 5/14/2022(k)	333,691
2,380,144	TransDigm, Inc., 2016 Extended Term Loan F, 1-month LIBOR + 3.000%, 4.269%, 6/09/2023(k)	2,385,857
668,325	TransDigm, Inc., 2017 Term Loan G, 1-month LIBOR + 3.000%, 4.257%, 8/22/2024(k)	669,080

		4,469,541

	Automotive – 0.3%
1,161,098	Gates Global LLC, 2017 USD Term Loan B, 3-month LIBOR + 3.250%, 4.583%, 4/01/2024(b)	1,165,453
2,777,093	Truck Hero, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.000%, 5.326%, 4/21/2024(b)	2,772,455

		3,937,908

	Building Materials – 0.5%
1,588,000	HD Supply, Inc., Term Loan B4, 3-month LIBOR + 2.500%, 3.833%, 10/17/2023(b)	1,595,940
855,179	Ply Gem Industries, Inc., Term Loan, 3-month LIBOR + 3.000%, 4.333%, 2/01/2021(b)	863,731
3,660,634	Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 1-month LIBOR + 2.750%, 3.985%, 11/15/2023(b)	3,657,705

		6,117,376

	Cable Satellite – 0.9%
282,003	Altice U.S. Finance I Corp., 2017 Term Loan, 1-month LIBOR + 2.250%, 3.485%, 7/28/2025(b)	280,523
203,976	CSC Holdings LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 2.250%, 3.484%, 7/17/2025(b)	202,665
1,250,409	Unitymedia Finance LLC, 9/30/2025(l)	1,246,345
3,100,000	Unitymedia Finance LLC, Term Loan B, 1-month LIBOR + 2.250%, 3.487%, 9/30/2025(b)	3,089,925
2,575,000	Virgin Media Bristol LLC, USD Term Loan I, 1-month LIBOR + 2.750%, 3.984%, 1/31/2025(b)	2,583,703
3,090,760	Ziggo Secured Finance Partnership, USD Term Loan E, 1-month LIBOR + 2.500%, 3.734%, 4/15/2025(b)	3,088,071

		10,491,232

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Chemicals – 0.1%
$ 365,000	Ashland, Inc., 2017 Term Loan B, LIBOR + 2.000%, 3.292%, 5/17/2024(m)	$366,277
764,329	Axalta Coating Systems US Holdings, Inc., USD Term Loan, 3-month LIBOR + 2.000%, 3.333%, 6/01/2024(b)	767,754

		1,134,031

	Consumer Products – 0.3%
3,703,696	Serta Simmons Bedding LLC, 1st Lien Term Loan, 3-month LIBOR + 3.500%, 4.802%, 11/08/2023(k)	3,590,214

	Diversified Manufacturing – 0.1%
29,151	Engineered Machinery Holdings, Inc., 1st Lien Delayed Draw Term Loan, 7/19/2024(n)	29,151
97,174	Engineered Machinery Holdings, Inc., 1st Lien Delayed Draw Term Loan, 3-month LIBOR + 3.250%, 4.275%, 7/19/2024(k)	97,174
971,729	Engineered Machinery Holdings, Inc., USD 1st Lien Term Loan, 2-month LIBOR + 3.250%, 4.556%, 7/19/2024(b)	971,729

		1,098,054

	Electric – 0.3%
4,223,046	AES Corp., 2017 Term Loan B, 3-month LIBOR + 2.000%, 3.317%, 5/24/2022(b)	4,224,820

	Environmental – 0.1%
747,450	GFL Environmental, Inc., USD Term Loan B, 3-month LIBOR + 2.750%, 4.083%, 9/29/2023(b)	750,021
210,000	USS Ultimate Holdings, Inc., 1st Lien Term Loan, 1-week LIBOR + 3.750%, 4.985%, 8/25/2024(b)	212,100

		962,121

	Finance Companies – 0.4%
2,140,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l., 2017 Term Loan B2, 4/03/2022(l)	2,144,002
2,134,650	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l., Term Loan B2, 1-month LIBOR + 2.750%, 3.986%, 4/03/2022(b)	2,138,642

		4,282,644

	Food & Beverage – 0.1%
1,441,388	Post Holdings, Inc., 2017 Series A Incremental Term Loan, 1-month LIBOR + 2.250%, 3.490%, 5/24/2024(b)	1,444,184

	Gaming – 0.1%
720,712	Boyd Gaming Corp., Term Loan B3, 1-week LIBOR + 2.500%, 3.694%, 9/15/2023(b)	722,694

	Healthcare – 0.7%
898,213	Envision Healthcare Corp., 2016 Term Loan B, 1-month LIBOR + 3.000%, 4.240%, 12/01/2023(b)	899,901
1,140,000	Quintiles IMS, Inc., 2017 Term Loan B2, 3-month LIBOR + 2.000%, 3.321%, 1/18/2025(b)	1,145,290
2,945,000	Surgery Center Holdings, Inc., 2017 Term Loan B, 1-month LIBOR + 3.250%, 4.490%, 9/02/2024(b)	2,919,231

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Healthcare – continued
$ 4,338,454	Team Health Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 2.750%, 3.985%, 2/06/2024(b)	$4,254,418

		9,218,840

	Independent Energy – 0.3%
3,385,000	California Resources Corp., Second Out Term Loan, 1-month LIBOR + 10.375%, 11.609%, 12/31/2021(b)	3,603,332

	Internet & Data – 0.1%
388,050	Gartner, Inc., Term Loan B, 1-month LIBOR + 2.000%, 3.235%, 4/05/2024(b)	390,960
1,355,000	NeuStar, Inc., Term Loan B2, 3-month LIBOR + 3.750%, 5.062%, 8/08/2024(b)	1,364,594

		1,755,554

	Leisure – 0.1%
308,450	AMC Entertainment, Inc., New Term Loan B, 1-month LIBOR + 2.250%, 3.484%, 12/15/2023(b)	306,908
1,215,000	ClubCorp Club Operations, Inc., 2017 Incremental Term Loan, 8/15/2024(l)	1,206,798

		1,513,706

	Media Entertainment – 0.3%
1,501,205	Camelot UK Holdco Ltd., 2017 Term Loan B, 1-month LIBOR + 3.500%, 4.735%, 10/03/2023(b)	1,506,129
1,044,766	CBS Radio, Inc., Term Loan B, 1-month LIBOR + 3.500%, 4.737%, 10/17/2023(b)	1,051,954
728,571	Donnelley Financial Solutions, Inc., 2017 Term Loan B, 9/29/2023(l)	731,762
728,571	Donnelley Financial Solutions, Inc., Term Loan B, Prime + 3.000%, 7.250%, 9/30/2023(b)	731,763

		4,021,608

	Midstream – 0.1%
1,700,738	BCP Raptor LLC, Term Loan B, 1-week LIBOR + 4.250%, 5.522%, 6/24/2024(b)	1,711,894

	Natural Gas – 0.1%
946,062	Southcross Energy Partners LP, 1st Lien Term Loan, 3-month LIBOR + 4.250%, 5.583%, 8/04/2021(b)	819,923

	Packaging – 0.5%
3,027,413	BWAY Holding Co., 2017 Term Loan B, 1-month LIBOR + 3.250%, 4.481%, 4/03/2024(b)	3,034,436
3,100,000	Klockner-Pentaplast of America, Inc., USD 2017 Term Loan B2, 3-month LIBOR + 4.250%, 5.583%, 6/30/2022(b)	3,103,875
252,938	Signode Industrial Group U.S., Inc., USD Term Loan B, LIBOR + 2.750%, 4.031%, 5/04/2021(m)	253,464

		6,391,775

	Pharmaceuticals – 0.2%
1,947,984	Change Healthcare Holdings, Inc., 2017 Term Loan B, 1-month LIBOR + 2.750%, 3.985%, 3/01/2024(b)	1,952,367

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Property & Casualty Insurance – 0.4%
$ 1,374,152	Hyperion Insurance Group Ltd., 2017 Term Loan B, 1-month LIBOR + 4.000%, 5.250%, 4/29/2022(b)	$1,390,642
3,267,065	USI, Inc., 2017 Term Loan B, 3-month LIBOR + 3.000%, 4.314%, 5/16/2024(b)	3,254,813

		4,645,455

	Restaurants – 0.3%
3,636,687	1011778 B.C. Unlimited Liability Co., Term Loan B3, LIBOR + 2.250%, 3.523%, 2/16/2024(m)	3,630,323

	Retailers – 0.3%
3,000,000	Bass Pro Group LLC, Term Loan B, 1-month LIBOR + 5.000%, 6.235%, 12/16/2023(b)	2,822,490
1,333,279	Harbor Freight Tools USA, Inc., 2016 Term Loan B, 1-month LIBOR + 3.250%, 4.485%, 8/18/2023(b)	1,338,279

		4,160,769

	Supermarkets – 0.3%
3,301,615	Albertsons LLC, USD 2017 Term Loan B4, 1-month LIBOR + 2.750%, 3.985%, 8/25/2021(b)	3,180,380

	Technology – 1.0%
1,865,000	Almonde, Inc., USD 1st Lien Term Loan, 3-month LIBOR + 3.500%, 4.817%, 6/13/2024(b)	1,872,665
752,193	Cavium, Inc., 2017 Term Loan B, 1-month LIBOR + 2.250%, 3.487%, 8/16/2022(b)	754,073
471,405	First Data Corp., 2022 USD Term Loan, 1-month LIBOR + 2.250%, 3.487%, 7/08/2022(b)	472,060
100,101	MA FinanceCo. LLC, USD Term Loan B3, 1-month LIBOR + 2.750%, 3.987%, 6/21/2024(b)	100,226
2,985,000	McAfee LLC, 2017 Term Loan B, 9/21/2024(l)	2,998,433
985,056	Rackspace Hosting, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 3.000%, 4.311%, 11/03/2023(b)	982,347
676,009	Seattle Spinco, Inc., USD Term Loan B3, 1-month LIBOR + 2.750%, 3.987%, 6/21/2024(b)	676,854
4,963,013	Veritas Bermuda Ltd., USD Repriced Term Loan B, 3-month LIBOR + 4.500%, 5.833%, 1/27/2023(b)	5,006,440

		12,863,098

	Transportation Services – 0.3%
4,246,776	Uber Technologies, Term Loan B, 1-month LIBOR + 4.000%, 5.237%, 7/13/2023(b)	4,265,377

	Wireless – 0.3%
627,260	GTT Communications, Inc., 2017 Add on Term Loan B, 1-month LIBOR + 3.250%, 4.500%, 1/09/2024(b)	629,612
2,810,875	Sprint Communications, Inc., 1st Lien Term Loan B, 1-month LIBOR + 2.500%, 3.750%, 2/02/2024(b)	2,812,646

		3,442,258

	Wirelines – 0.4%
3,120,000	CenturyLink, Inc., 2017 Term Loan B, 2.750%, 1/31/2025	3,021,720

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Wirelines – continued
$ 1,158,572	Consolidated Communications, Inc., 2016 Term Loan B, 1-month LIBOR + 3.000%, 4.240%, 10/04/2023(b)	$1,126,063
1,304,804	Zayo Group LLC, 2017 Incremental Term Loan, 1-month LIBOR + 2.250%, 3.487%, 1/19/2024(b)	1,305,848

		5,453,631

	Total Senior Loans (Identified Cost $115,082,296)	115,105,109

Loan Participations – 0.1%

	ABS Other – 0.1%
1,893,540	Rise Ltd., Series 2014-1, Class A, 4.750%, 2/15/2039 (a)(c)(s) (Identified Cost $1,907,741)	1,903,008

Shares
Preferred Stocks – 0.7%

Non-Convertible Preferred Stock – 0.4%

	Cable Satellite – 0.4%
4,040,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(a) (Identified Cost $4,040,000)	4,312,700

Convertible Preferred Stocks – 0.3%

	Food & Beverage – 0.2%
29,348	Bunge Ltd., 4.875%(a)	3,046,689

	Midstream – 0.1%
1,714	Chesapeake Energy Corp., 5.750%	1,045,540

	Total Convertible Preferred Stocks (Identified Cost $3,833,202)	4,092,229

	Total Preferred Stocks (Identified Cost $7,873,202)	8,404,929

Common Stocks – 5.2%

	Aerospace & Defense – 0.1%
3,119	Boeing Co. (The)	792,881
8,093	United Technologies Corp.	939,435

		1,732,316

	Air Freight & Logistics – 0.0%
1,295	FedEx Corp.	292,126

	Auto Components – 0.0%
3,092	Delphi Automotive PLC	304,253

	Automobiles – 0.0%
10,620	General Motors Co.	428,836

Shares	Description	Value (†)
Common Stocks – continued

	Banks – 0.3%
11,770	BB&T Corp.	$552,484
16,585	JPMorgan Chase & Co.	1,584,033
5,047	PNC Financial Services Group, Inc. (The)	680,184
10,051	Wells Fargo & Co.	554,313

		3,371,014

	Beverages – 0.1%
1,816	Constellation Brands, Inc., Class A	362,201
11,633	PepsiCo, Inc.	1,296,265

		1,658,466

	Chemicals – 0.1%
6,459	DowDuPont, Inc.	447,157
10,298	Huntsman Corp.	282,371
4,247	Monsanto Co.	508,875

		1,238,403

	Containers & Packaging – 0.0%
4,724	WestRock Co.	267,993

	Diversified Telecommunication Services – 0.1%
30,918	CenturyLink, Inc.	584,350
14,723	Verizon Communications, Inc.	728,641

		1,312,991

	Electric Utilities – 0.1%
13,953	Exelon Corp.	525,610
5,505	NextEra Energy, Inc.	806,758
5,659	PG&E Corp.	385,321

		1,717,689

	Energy Equipment & Services – 0.2%
45,024	Halliburton Co.	2,072,455

	Food & Staples Retailing – 0.0%
1,451	Costco Wholesale Corp.	238,385

	Food Products – 0.1%
15,338	Mondelez International, Inc., Class A	623,643

	Health Care Equipment & Supplies – 0.1%
8,768	Medtronic PLC	681,887

	Health Care Providers & Services – 0.1%
3,406	UnitedHealth Group, Inc.	667,065

	Hotels, Restaurants & Leisure – 0.1%
12,595	Hilton Worldwide Holdings, Inc.	874,723
5,599	McDonald’s Corp.	877,251

		1,751,974

	Household Products – 0.1%
11,363	Procter & Gamble Co. (The)	1,033,806

Shares	Description	Value (†)
Common Stocks – continued

	Industrial Conglomerates – 0.1%
21,922	General Electric Co.	$530,074
6,664	Honeywell International, Inc.	944,555

		1,474,629

	Insurance – 0.1%
5,366	Chubb Ltd.	764,923
9,863	MetLife, Inc.	512,383

		1,277,306

	IT Services – 0.1%
6,734	Automatic Data Processing, Inc.	736,161

	Machinery – 0.1%
1,937	Cummins, Inc.	325,474
5,590	Dover Corp.	510,870

		836,344

	Media – 0.1%
12,882	Comcast Corp., Class A	495,699
3,206	Walt Disney Co. (The)	316,016

		811,715

	Oil, Gas & Consumable Fuels – 1.9%
50,387	Anadarko Petroleum Corp.	2,461,405
14,810	Canadian Natural Resources Ltd.	495,987
19,900	Canadian Natural Resources Ltd.	666,497
7,854	Chevron Corp.	922,845
188,463	Dommo Energia S.A., Sponsored ADR(f)	76,516
102,407	Encana Corp.	1,206,354
1,986	EQT Corp.	129,567
5,898	Exxon Mobil Corp.	483,518
13,058	Golar LNG Ltd.	295,241
186,324	Jagged Peak Energy, Inc.(f)	2,545,186
187,897	Marathon Oil Corp.	2,547,883
84,906	Parsley Energy, Inc., Class A(f)	2,236,424
52,222	PDC Energy, Inc.(f)	2,560,445
1,826	Valero Energy Corp.	140,474
1,172,927	Whiting Petroleum Corp.(f)	6,404,181
12,161	Williams Cos., Inc. (The)	364,952

		23,537,475

	Personal Products – 0.0%
1,132	Estee Lauder Cos., Inc. (The), Class A	122,075

	Pharmaceuticals – 0.4%
10,245	Allergan PLC	2,099,712
9,804	Bristol-Myers Squibb Co.	624,907
7,398	Eli Lilly & Co.	632,825
46,104	Pfizer, Inc.	1,645,913

		5,003,357

Shares	Description	Value (†)
Common Stocks – continued

	Road & Rail – 0.0%
11,414	CSX Corp.	$619,324

	Semiconductors & Semiconductor Equipment – 0.1%
8,803	Cypress Semiconductor Corp.	132,221
19,116	QUALCOMM, Inc.	990,973
19,412	Teradyne, Inc.	723,874

		1,847,068

	Software – 0.2%
14,762	Microsoft Corp.	1,099,622
25,286	Oracle Corp.	1,222,578

		2,322,200

	Specialty Retail – 0.3%
19,922	Home Depot, Inc. (The)	3,258,442

	Technology Hardware, Storage & Peripherals – 0.2%
15,401	Apple, Inc.	2,373,602

	Tobacco – 0.1%
14,595	Altria Group, Inc.	925,615

	Total Common Stocks (Identified Cost $68,062,197)	64,538,615

Exchange-Traded Funds – 0.3%
128,943	Financial Select Sector SPDR® Fund (Identified Cost $3,091,808)	3,334,466

Other Investments – 1.2%

	Aircraft ABS – 1.2%
58,545	Aergen LLC(c)(d)(e)	6,005,894
900	ECAF I Blocker Ltd.(c)(d)(e)	8,912,709

	Total Aircraft ABS (Identified Cost $14,854,500)	14,918,603

Total Purchased Options – 0.3% (Identified Cost $4,351,578) (see detail below)		3,529,606

Principal Amount (‡)
Short-Term Investments – 5.9%
$55,448,132	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2017 at 0.340% to be repurchased at $55,449,703 on 10/02/2017 collateralized by $53,745,000 U.S. Treasury Inflation Note, 0.125% due 4/15/2020 valued at $56,562,152 including accrued interest(o)	55,448,132
5,400,000	U.S. Treasury Bills, 1.116%, 01/11/2018(p)(q)	5,384,661
12,410,000	U.S. Treasury Bills, 1.180%, 06/21/2018(a)(p)	12,302,522

	Total Short-Term Investments (Identified Cost $73,133,888)	73,135,315

	Total Investments – 99.0% (Identified Cost $1,237,219,898)	1,227,623,197
	Other assets less liabilities – 1.0%	12,674,993

	Net Assets – 100.0%	$1,240,298,190

Purchased Options – 0.3%

Description	Expiration Date	Exercise Price	Shares/Units of currency (†††)	Notional Amount	Cost	Value (†)
Options on Securities – 0.2%
Comcast Corp., Call(f)	01/19/2018	36	180,000	$6,926,400	$422,931	$558,000
Financial Select Sector SPDR® Fund, Put(f)	10/20/2017	24	811,600	20,987,976	383,818	24,348
iShares® Russell 2000 Value Index ETF, Put(f)	11/17/2017	138	110,300	16,344,254	358,796	66,180
QUALCOMM, Inc., Call(f)	01/19/2018	53	300,000	15,552,000	1,026,819	657,000
SPDR® S&P 500® ETF Trust, Put(f)	11/17/2017	244	86,500	21,731,395	347,117	108,558
SPDR® S&P® Oil & Gas Exploration & Production ETF, Call(f)	12/15/2017	32	367,000	12,511,030	870,866	1,106,505

					3,410,347	2,520,591

Over-the-Counter Options on Currency – (0.1%)
PHP Put(f)(r)	05/18/2018	51	37,450,000	37,638,358	941,231	1,009,015

Total					$4,351,578	$3,529,606

Written Options – (0.1%)

Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums Received	Value (†)
Options on Securities – (0.1%)
Comcast Corp., Call	01/19/2018	41	(180,000)	$(6,926,400)	$(75,613)	$(117,000)
Financial Select Sector SPDR® Fund, Call	10/20/2017	26	(96,700)	(2,500,662)	(15,190)	(25,625)
Financial Select Sector SPDR® Fund, Put	10/20/2017	23	(811,600)	(20,987,976)	(168,066)	(12,174)
Home Depot, Inc. (The), Call	10/20/2017	165	(19,700)	(3,222,132)	(15,702)	(28,171)
iShares® Russell 2000 Value Index ETF, Put	11/17/2017	130	(110,300)	(16,344,254)	(147,477)	(27,024)
Pfizer, Inc., Call	11/17/2017	37	(23,000)	(821,100)	(5,453)	(5,175)
QUALCOMM, Inc., Call	01/19/2018	60	(300,000)	(15,552,000)	(293,114)	(129,000)
SPDR® S&P 500® ETF Trust, Put	11/17/2017	236	(86,500)	(21,731,395)	(198,503)	(54,928)
SPDR® S&P® Oil & Gas Exploration & Production ETF, Call	12/15/2017	36	(367,000)	(12,511,030)	(332,887)	(335,805)

Total					$(1,252,005)	$(734,902)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Bilateral interest rate swaps are valued based on prices supplied by an independent pricing source.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively.

Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively.

Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available.

Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of September 30, 2017, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$ 7,971,427	0.6%	$22,258,785	1.8%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Options on securities are expressed as shares. Options on currency are expressed as units of currency.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of September 30, 2017 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Fair valued by the Fund’s adviser. At September 30, 2017, the value of these securities amounted to $22,258,785 or 1.8% of net assets.
(e)	Illiquid security.
(f)	Non-income producing security.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At September 30, 2017, the value of these securities amounted to $7,971,427 or 0.6% of net assets.
(h)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Perpetual bond with no specified maturity date.
(k)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at September 30, 2017.
(l)	Position is unsettled. Contract rate was not determined at September 30, 2017 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at September 30, 2017. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(n)	Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(o)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(p)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(q)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(r)	Counterparty is Bank of America, N.A.
(s)	Variable rate security. The interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of September 30, 2017 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the value of Rule 144A holdings amounted to $407,455,235 or 32.9% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ARS	Auction Rate Security
CDOR	Canadian Dollar Offered Rate
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SAFEX	South African Futures Exchange
SLM	Sallie Mae
ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
RUB	New Russian Ruble
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

Swap Agreements

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as receivable or payable. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At September 30, 2017, the Fund had the following open bilateral credit default swap agreements:
Buy Protection

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate[2]	Expiration Date	Notional Value(‡)		Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Enel SpA	(1.00%)	12/20/2022	5,500,000	EUR	$(96,768)	$(110,815)	$(14,047)
Goldman Sachs International	CDX.EM Series 28, 5-Year	(1.00%)	12/20/2022	15,185,000		655,447	613,635	(41,812)
JPMorgan Chase Bank N.A.	Enel SpA	(1.00%)	12/20/2022	5,500,000	EUR	(99,500)	(115,444)	(15,944)
JPMorgan Chase Bank N.A.	Intesa Sanpaolo SpA	(1.00%)	12/20/2022	11,000,000	EUR	(113,208)	(152,786)	(39,578)
Morgan Stanley Capital Services, Inc.	CDX.EM Series 28, 5- Year	(1.00%)	12/20/2022	3,100,000		125,550	125,550	—
Morgan Stanley Capital Services, Inc.	China Government International Bond	(1.00%)	12/20/2022	5,900,000		(111,962)	(109,203)	2,759
Morgan Stanley Capital Services, Inc.	Markit iTraxx Asia ex- Japan Index Series 25, 5- Year	(1.00%)	12/20/2022	13,280,000		(132,829)	(114,356)	18,473
Morgan Stanley Capital Services, Inc.	Republic of Korea	(1.00%)	12/20/2022	11,950,000		(156,249)	(152,359)	3,890
Morgan Stanley Capital Services, Inc.	Republic of Turkey	(1.00%)	12/20/2022	6,500,000		245,835	265,952	20,117

Total							$250,174	$(66,142)

At September 30, 2017, the Fund had the following open centrally cleared interest rate swap agreements:

	Notional Value	Currency	Expiration Date	Fund Pays[3]	Fund Receives[3]	Market Value[1]
	16,700,000	CAD	9/14/2027	2.351%	3-month CDOR	$49,874
	39,700,000	CAD	9/15/2027	2.365%	3-month CDOR	78,676
	97,600,000	CAD	9/18/2021	3-month CDOR	2.120%	134,348
	76,460,000	CAD	9/19/2021	3-month CDOR	2.070%	(10,876)
	97,600,000	CAD	9/15/2021	3-month CDOR	2.110%	105,540
	97,600,000	CAD	9/15/2021	3-month CDOR	2.115%	120,497
	39,700,000	CAD	9/18/2027	2.386%	3-month CDOR	19,804
	41,000,000	CAD	9/14/2021	3-month CDOR	2.095%	25,778
	30,950,000	CAD	9/19/2027	2.363%	3-month CDOR	67,755
	39,700,000	CAD	9/15/2027	2.360%	3-month CDOR	93,093
	19,195,200	USD	7/18/2026	1.410%	3-month LIBOR	1,308,162

Total						$1,992,651

At September 30, 2017, the Fund had the following open bilateral interest rate swap agreements:

Counterparty	Notional Value	Currency	Expiration Date	Fund Pays[3]	Fund Receives[3]	Market Value[1]
Bank of America, N.A.	36,000,000	ZAR	5/8/2025	7.950%	3-month SAFEX-JIBAR	$(53,753)
Barclays Bank PLC	291,000,000	ZAR	5/5/2025	7.950%	3-month SAFEX-JIBAR	(435,270)
JPMorgan Chase Bank, N.A.	57,120,000	ZAR	4/17/2025	7.720%	3-month SAFEX-JIBAR	(30,069)

Total						$(519,092)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
[1]	There are no up front payments on interest rate swap agreements: therefore unrealized appreciation (depreciation) is equal to market value.
[2]	Payments are made quarterly.
[3]	Payments are made semiannually.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At September 30, 2017, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	10/18/2017	BRL	S	23,300,000	$7,398,704	$7,341,010	$57,694
Bank of America, N.A.	10/10/2017	GBP	S	2,730,000	3,566,969	3,659,072	(92,103)
Bank of America, N.A.	10/11/2017	EUR	S	2,850,000	3,427,644	3,369,877	57,767
Bank of America, N.A.	10/30/2017	EUR	S	33,850,000	39,794,060	40,064,864	(270,804)
Bank of America, N.A.	10/23/2017	MXN	S	92,400,000	5,174,876	5,057,368	117,508
Bank of America, N.A.	5/21/2018	PHP	B	1,845,925,000	36,230,128	35,909,890	(320,238)
Citibank N.A.	12/5/2017	EUR	S	10,120,000	12,069,669	12,000,896	68,773
Citibank N.A.	12/5/2017	RUB	B	698,505,000	11,917,847	12,004,808	86,961
Credit Suisse International	10/30/2017	COP	S	18,400,000,000	6,255,844	6,243,497	12,347
Deutsche Bank AG	10/18/2017	GBP	S	5,095,000	6,832,410	6,830,675	1,735
Deutsche Bank AG	10/23/2017	EUR	S	2,000,000	2,398,140	2,366,325	31,815
Deutsche Bank AG	10/25/2017	EUR	S	2,800,000	3,344,124	3,313,205	30,919
Morgan Stanley & Co.	10/3/2017	BRL	B	40,300,000	12,651,472	12,724,373	72,901
Morgan Stanley & Co.	10/3/2017	BRL	S	40,300,000	12,651,472	12,724,373	(72,901)
Morgan Stanley & Co.	11/3/2017	BRL	S	40,300,000	12,599,656	12,669,171	(69,515)
Morgan Stanley & Co.	10/16/2017	GBP	S	1,225,000	1,627,155	1,642,206	(15,051)
Morgan Stanley & Co.	12/12/2017	EUR	S	10,050,000	12,143,164	11,923,435	219,729
Morgan Stanley & Co.	10/5/2017	MXN	B	236,150,000	13,211,780	12,963,664	(248,116)
Morgan Stanley & Co.	11/24/2017	RUB	B	695,000,000	11,795,755	11,967,144	171,389
Morgan Stanley & Co.	11/24/2017	RUB	S	695,000,000	11,573,689	11,967,144	(393,455)
Morgan Stanley & Co.	10/30/2017	NOK	B	154,915,000	19,481,998	19,462,311	(19,687)
Morgan Stanley & Co.	10/5/2017	PLN	S	157,705,000	43,951,374	43,218,182	733,192
Morgan Stanley & Co.	10/5/2017	ZAR	S	161,645,000	12,353,269	11,935,504	417,765
Morgan Stanley & Co.	10/23/2017	ZAR	S	336,005,000	25,200,438	24,737,460	462,978
Morgan Stanley & Co.	10/23/2017	SEK	B	161,100,000	20,259,756	19,801,115	(458,641)
Morgan Stanley & Co.	10/5/2017	TRY	B	43,195,000	12,386,409	12,112,507	(273,902)
Morgan Stanley & Co.	11/24/2017	TRY	B	42,700,000	11,892,163	11,801,326	(90,837)
Morgan Stanley & Co.	11/24/2017	TRY	S	42,700,000	12,063,510	11,801,326	262,184
UBS AG	10/13/2017	EUR	S	2,730,000	3,278,457	3,228,328	50,129

Total							$530,536

At September 30, 2017, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	12/05/2017	EUR	10,120,000	GBP	9,279,635	$12,457,709	$456,814
Deutsche Bank AG	12/06/2017	EUR	10,120,000	MXN	217,965,572	11,846,487	(155,206)
UBS AG	12/05/2017	EUR	9,901,994	TRY	41,525,000	11,440,608	(301,762)

Total							$(154)

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	12/19/2017	28	$3,514,472	$3,508,750	$(5,722)
CBOE SPX Volatility Index	10/18/2017	98	1,230,164	1,144,150	(86,014)

Total					$(91,736)

At September 30, 2017, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	12/15/2017	198	$24,695,568	$24,909,390	$(213,822)
Eurodollar	3/18/2019	2,440	597,427,729	598,349,000	(921,271)
Financial Futures – continued
German Euro Bund	12/07/2017	209	39,989,273	39,772,236	217,037
UK Long Gilt	12/27/2017	216	36,958,244	35,855,811	1,102,433
Ultra Long U.S. Treasury Bond	12/19/2017	213	35,138,963	35,171,625	(32,662)

Total					$151,715

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$122,524,489	$7,190,234	(a)	$129,714,723
ABS Other	—	40,276,633	8,769,030	(b)(d)	49,045,663
ABS Student Loan	—	3,550,328	5,007,996	(c)	8,558,324
Independent Energy	—	24,101,037	—	(d)(e)	24,101,037
Non-Agency Commercial Mortgage-Backed Securities	—	41,829,466	4,991,883	(c)	46,821,349
All Other Non-Convertible Bonds*	—	653,696,651	—		653,696,651

Total Non-Convertible Bonds	—	885,978,604	25,959,143		911,937,747

Convertible Bonds*	—	30,815,799	—		30,815,799

Total Bonds and Notes	—	916,794,403	25,959,143		942,753,546

Senior Loans*	—	115,105,109	—		115,105,109
Loan Participations*	—	—	1,903,008	(c)	1,903,008
Preferred Stocks*	—	8,404,929	—		8,404,929
Common Stocks*	64,538,615	—	—		64,538,615
Exchange-Traded Funds*	3,334,466	—	—		3,334,466
Other Investments*	—	—	14,918,603	(f)	14,918,603
Purchased Options*	2,520,591	1,009,015	—		3,529,606
Short-Term Investments	—	73,135,315	—		73,135,315

Total Investments	70,393,672	1,114,448,771	42,780,754		1,227,623,197

Bilateral Credit Default Swap Agreements (unrealized appreciation)	—	45,239	—		45,239
Centrally Cleared Interest Rate Swap Agreements (unrealized appreciation)	—	2,003,527	—		2,003,527
Forward Foreign Currency Contracts (unrealized appreciation)	—	3,312,600	—		3,312,600
Futures Contracts (unrealized appreciation)	1,319,470	—	—		1,319,470

Total	$71,713,142	$1,119,810,137	$42,780,754		$1,234,304,033

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options	$(734,902)	$—	$—	$(734,902)
Bilateral Credit Default Swap Agreements (unrealized depreciation)	—	(111,381)	—	(111,381)
Bilateral Interest Rate Swap Agreements (unrealized depreciation)	—	(519,092)	—	(519,092)
Centrally Cleared Interest Rate Swap Agreements (unrealized depreciation)	—	(10,876)	—	(10,876)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(2,782,218)	—	(2,782,218)
Futures Contracts (unrealized depreciation)	(1,259,491)	—	—	(1,259,491)

Total	$(1,994,393)	$(3,423,567)	$—	$(5,417,960)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices ($7,189,225) or fair valued by the Fund’s adviser ($1,009).
(b)	Valued using broker-dealer bid prices ($1,429,857) or fair valued by the Fund’s adviser using broker dealer bid prices for which inputs are unobservable to the Fund ($7,339,173).
(c)	Valued using broker-dealer bid prices.
(d)	Includes a security fair valued at zero using level 3 inputs.
(e)	Fair valued by the Fund’s adviser.
(f)	Fair valued by the Fund’s adviser using broker dealer bid prices for which inputs are unobservable to the Fund.

A preferred stock valued at $2,616,058 was transferred from Level 1 to Level 2 during the period ended September 30, 2017. At December 31, 2016, this security was valued at the last sale price in accordance with the Fund’s valuation policies. At September 30, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2016 and/or September 30, 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2016		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$3,187,399		$—	$90,964	$(13,232)	$7,188,811	$(790,613)	$—	$(2,473,095)	$7,190,234		$437
ABS Other	11,836,146		—	3,794	(7,419)	1,563,402	(549,159)	—	(4,077,734)	8,769,030		(3,293)
ABS Student Loan	—		—	—	3,340	5,004,656	—	—	—	5,007,996		3,340
Banking	2,704,314		—	—	—	—	—	—	(2,704,314)	—		—
Government Owned - No Guarantee	2,180,900		—	—	—	—	—	—	(2,180,900)	—		—
Independent Energy	—	(a)	264,306	—	(264,306)	—	—	—	—	—	(a)	(264,306)
Non-Agency Commercial Mortgage-Backed Securities	3,349,021		—	—	107,377	1,535,485	—	—	—	4,991,883		107,377
Senior Loans
Wirelines	1,165,800		—	—	—	—	—	—	(1,165,800)	—		—
Loan Participations	2,256,710		—	(3,069)	58,593	—	(409,226)	—	—	1,903,008		47,339
Other Investments
Aircraft ABS	8,840,043		—	—	224,060	5,854,500	—	—	—	14,918,603		224,060

Total	$35,520,333		$264,306	$91,689	$108,413	$21,146,854	$(1,748,998)	$—	$(12,601,843)	$42,780,754		$114,954

(a)	Fair valued at zero.

Debt securities valued at $2,473,095 were transferred from Level 3 to Level 2 during the period ended September 30, 2017. At December 31, 2016, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the securities. At September 30, 2017, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $8,962,948 were transferred from Level 3 to Level 2 during the period ended September 30, 2017. At December 31, 2016, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities. At September 30, 2017, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts, option contracts and swap agreements.

The Fund seeks to achieve positive total returns over a full market cycle. The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management techniques to mitigate downside risk. At times, the Fund expects to gain its investment exposure substantially through the use of derivatives, including forward foreign currency contracts, futures and option contracts, interest rate swaptions and swap agreements. During the period ended September 30, 2017, the Fund used futures, forward foreign currency and option contracts and interest rate swap agreements to gain investment exposures in accordance with its objective.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts and option contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended September 30, 2017, the Fund engaged in forward foreign currency and option contracts for hedging purposes.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. During the period ended September 30, 2017, the Fund engaged in credit default swap transactions (as a protection buyer) to hedge its credit exposure.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the period ended September 30, 2017, the Fund engaged in futures for hedging purposes.

The following is a summary of derivative instruments for the Fund as of September 30, 2017:

Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Swap agreements at value	Total
Over-the-counter asset derivatives
Credit contracts	$—	$—	$—	$1,005,137	$1,005,137
Foreign exchange contracts	1,009,015	3,312,600	—	—	4,321,615

Total over-the-counter asset derivatives	$1,009,015	$3,312,600	$—	$1,005,137	$5,326,752

Exchange-traded/cleared asset derivatives
Equity contracts	$2,520,591	$—	$—	$—	$2,520,591
Interest rate contracts	—	—	1,319,470	2,003,527	3,322,997

Total exchange-traded/cleared asset derivatives	$2,520,591	$—	$1,319,470	$2,003,527	$5,843,588

Total asset derivatives	$3,529,606	$3,312,600	$1,319,470	$3,008,664	$11,170,340

Liabilities	Options written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Swap agreements at value	Total
Over-the-counter liability derivatives
Credit contracts	$—	$—	$—	$(754,963)	$(754,963)
Foreign exchange contracts	—	(2,782,218)	—	—	(2,782,218)
Interest rate contracts	—	—	—	(519,092)	(519,092)

Total over-the-counter liability derivatives	$—	$(2,782,218)	$—	$(1,274,055)	$(4,056,273)

Exchange-traded/cleared liability derivatives
Equity contracts	$(734,902)	$—	$(299,836)	$—	$(1,034,738)
Interest rate contracts	—	—	(959,655)	(10,876)	(970,531)

Total exchange-traded/cleared liability derivatives	$(734,902)	$—	$(1,259,491)	$(10,876)	$(2,005,269)

Total liability derivatives	$(734,902)	$(2,782,218)	$(1,259,491)	$(1,284,931)	$(6,061,542)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

OTC derivatives, including forward foreign currency contracts, options and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the

Fund declines beyond a certain threshold. As of September 30, 2017, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty:	Derivatives	Collateral Pledged
Barclays Bank PLC	$(546,085)	$580,000
Deutsche Bank AG	(90,737)	—
JP Morgan Chase Bank, N.A.	(298,299)	260,000

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2017:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 21,828,027	$16,624,846

These amounts include cash received as collateral of $2,205,677.

Industry Summary at September 30, 2017 (Unaudited)

ABS Home Equity	10.5%
ABS Credit Card	7.4
Treasuries	6.7
ABS Car Loan	5.7
ABS Other	4.0
Technology	4.0
Automotive	3.9
Non-Agency Commercial Mortgage-Backed Securities	3.8
Banking	3.6
Government Owned - No Guarantee	2.7
Midstream	2.3
Independent Energy	2.2
Cable Satellite	2.2
Pharmaceuticals	2.1
Electric	2.0
Other Investments, less than 2% each	30.0
Short-Term Investments	5.9

Total Investments	99.0
Other assets less liabilities (including open written options, swap agreements, forward foreign currency and futures contracts)	1.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2017 (Unaudited)

McDonnell Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 91.9% of Net Assets

Municipals – 91.9%

	Alabama – 1.2%
$ 500,000	UAB Medicine Finance Authority Revenue, UAB Medicine Obligated Group, Series B-2, 3.500%, 9/01/2035	$502,785

	California – 13.2%
250,000	Alameda Corridor Transportation Authority Revenue, Senior Lien, Refunding, Series A, 5.000%, 10/01/2024	295,735
380,000	Bay Area Water Supply & Conservation Agency Revenue, Series A, 5.000%, 10/01/2024	446,823
1,000,000	California Municipal Finance Authority Revenue, University of La Verne, Series A, 3.750%, 6/01/2037	1,015,380
485,000	California School Finance Authority Revenue, Aspire Public Schools Obligated Group, Refunding, 5.000%, 8/01/2027	551,983
250,000	California Statewide Communities Development Authority Revenue, Beverly Community Hospital Association, 4.000%, 11/01/2032	257,013
700,000	Garden Grove Unified School District, 2010 Election, GO, Series C, 5.000%, 8/01/2035	821,268
1,000,000	Norman Y. Mineta San Jose International Airport Revenue, Refunding, Series A, AMT, (BAM Insured), 4.000%, 3/01/2042	1,026,030
760,000	San Gorgonio Memorial Health Care District, GO, Refunding, 5.000%, 8/01/2024	900,554

		5,314,786

	Colorado – 7.6%
1,000,000	Adams & Weld Counties School District No. 27J Brighton, GO, (State Aid Withholding), 5.000%, 12/01/2028	1,210,590
260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033	302,091
400,000	Colorado State Health Facilities Authority Revenue, Craig Hospital Project, 5.000%, 12/01/2028	445,460
400,000	Denver City & County School District No. 1, GO, Prerefunded 12/01/2022@100, Series B, (State Aid Withholding), 5.000%, 12/01/2026	470,360
500,000	Regional Transportation District Sales Tax Revenue, Fastracks Project, Refunding, Series A, 5.000%, 11/01/2028	631,345

		3,059,846

	Florida – 13.3%
245,000	City of Cape Coral FL Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, (AGM Insured), 3.000%, 9/01/2027	249,638
100,000	City of Cape Coral FL Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, (AGM Insured), 3.000%, 9/01/2028	100,928

Principal Amount	Description	Value (†)
Municipals – continued

	Florida – continued
$ 500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	$575,695
400,000	Orlando & Orange County Expressway Authority Revenue, Refunding, 5.000%, 7/01/2023	464,072
1,000,000	Orlando & Orange County Expressway Authority, Refunding, (AGM Insured), 5.000%, 7/01/2024	1,157,200
1,000,000	Osceola County Sales Tax Revenue, Refunding, Series A, 5.000%, 10/01/2033	1,155,060
600,000	Sarasota County Infrastructure Sales Surtax Revenue, Refunding, 5.000%, 10/01/2022	691,938
400,000	Sarasota County Utility System Revenue, 5.000%, 10/01/2023	476,432
400,000	Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical University, Inc., Series B, 5.000%, 10/15/2025	479,508

		5,350,471

	Georgia – 0.7%
250,000	Savannah Hospital Authority Revenue, St. Joseph’s/Candler Health System Obligated Group, Series A, 5.500%, 7/01/2027	294,430

	Illinois – 3.7%
540,000	Chicago Midway International Airport Revenue, Second Lien, Refunding, Series A, AMT, 5.000%, 1/01/2031	610,249
210,000	Chicago O’Hare International Airport, General Revenue, Refunding, Series C, AMT, 5.000%, 1/01/2022	237,703
500,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2020	547,860
100,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2021	112,268

		1,508,080

	Iowa – 2.2%
335,000	Xenia Rural Water District Revenue, Capital Loan Notes, Refunding, 5.000%, 12/01/2022	379,120
450,000	Xenia Rural Water District Revenue, Capital Loan Notes, Refunding, 5.000%, 12/01/2023	516,069

		895,189

	Kansas – 2.0%
720,000	Sedgwick County Unified School District No. 265 Goddard, GO, Refunding, Series B, 4.000%, 10/01/2022	801,533

	Louisiana – 1.3%
200,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2035	230,678
250,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2036	287,265

		517,943

Principal Amount	Description	Value (†)
Municipals – continued

	Massachusetts – 3.7%
$ 1,000,000	Massachusetts Bay Transportation Authority, Refunding, Assessment, Series A, Prerefunded 07/01/2018@100, 5.250%, 7/01/2034	$1,032,040
400,000	Massachusetts State Development Finance Agency Revenue, Emerson College, Series A, 5.000%, 1/01/2023	463,992

		1,496,032

	Minnesota – 2.8%
1,000,000	State of Minnesota, Trunk Highway, GO, Series B, 5.000%, 8/01/2021	1,138,910

	Missouri – 2.0%
700,000	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Refunding, 5.000%, 1/01/2024	818,643

	Nebraska – 2.9%
1,000,000	Metropolitan Utilities District of Omaha Revenue, System Improvements, Refunding, 5.000%, 12/01/2022	1,167,220

	Nevada – 1.5%
500,000	City of Henderson, GO, Various Purpose, Refunding, 5.000%, 6/01/2026	594,470

	New Jersey – 3.7%
265,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding, Virtual Health, Inc., 5.000%, 7/01/2023	309,342
500,000	New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 1/01/2032	580,825
500,000	Rutgers The State University of New Jersey, Refunding, Series J, 5.000%, 5/01/2024	585,990

		1,476,157

	New Mexico – 1.4%
500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Refunding, 5.000%, 8/01/2031	581,785

	New York – 5.2%
1,000,000	New York State Transportation Development Corp. Special Facility Revenue, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, (AGM Insured), 4.000%, 7/01/2037	1,036,460
1,000,000	Suffolk County, NY, GO, Series C, 5.000%, 5/01/2019	1,059,210

		2,095,670

	Ohio – 3.6%
250,000	American Municipal Power, Inc. Revenue, Meldahl Hydroelectric Project, Green Bond, Series A, 5.000%, 2/15/2022	285,367

Principal Amount	Description	Value (†)
Municipals – continued

	Ohio – continued
$ 500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023	$596,680
500,000	Hamilton County Hospital Facilities Revenue, UC Health Obligated Group, 5.000%, 2/01/2024	582,265

		1,464,312

	Pennsylvania – 0.8%
285,000	Delaware River Joint Toll Bridge Commission Revenue, Refunding, Series A, 4.000%, 7/01/2027	305,326

	Rhode Island – 1.5%
500,000	Rhode Island Clean Water Finance Agency Pollution Control Agency Revolving Fund-Pooled Loan, Series A, 5.000%, 10/01/2024	597,435

	South Dakota – 2.3%
305,000	Flandreau School District No. 50-3, Limited Tax-Certificate, GO, Prerefunded 12/05/2018@100, 3.550%, 6/01/2027	314,074
500,000	South Dakota Health & Educational Facilities Authority, Regional Health System Obligated Group, 5.000%, 9/01/2028	599,885

		913,959

	Tennessee – 3.2%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Vanderbilt University Medical Center Obligated Group, Series A, 5.000%, 7/01/2030	581,825
615,000	Metropolitan Nashville Airport Authority (The) Revenue, Series B, AMT, 5.000%, 7/01/2023	708,142

		1,289,967

	Texas – 2.1%
350,000	State of Texas Water Financial Assistance, GO, Series B, 5.000%, 8/01/2022	398,762
400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024	467,964

		866,726

	Utah – 0.7%
250,000	Utah State Transit Authority Sales Tax Revenue, Refunding, 5.000%, 6/15/2024	284,683

	Washington – 8.7%
1,140,000	Grant County Public Utility District No. 2, Refunding, Priest Rapids Hydroelectric Project, Series B, AMT, 5.000%, 1/01/2025	1,353,476
500,000	King County Public Hospital District No. 2, GO, Evergreen Healthcare, Series B, 5.000%, 12/01/2032	581,480
500,000	Port of Seattle Revenue, AMT, 5.000%, 7/01/2029	563,915
400,000	Port of Seattle Special Facility Revenue, Refunding, AMT, SEATAC Fuel Facility LLC, 5.000%, 6/01/2020	437,700

Principal Amount	Description	Value (†)
Municipals – continued

	Washington – continued
$ 500,000	Snohomish County School District No. 15 Edmonds, GO, 5.000%, 12/01/2031	$586,290

		3,522,861

	Wisconsin – 0.6%
225,000	Wisconsin Health & Educational Facilities Authority Revenue, Aspirus, Inc. Obligated Group, Refunding, Series A, 5.000%, 8/15/2031	249,050

	Total Bonds and Notes (Identified Cost $35,812,803)	37,108,269

Shares
Exchange-Traded Funds – 1.3%
5,000	SPDR® Nuveen S&P High Yield Municipal Bond ETF	285,500
10,000	VanEck Vectors Short High-Yield Municipal Index ETF	244,600

	Total Exchange-Traded Funds (Identified Cost $532,053)	530,100

Principal Amount
Short-Term Investments – 5.7%
$ 2,293,007	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2017 at 0.340% to be repurchased at $2,293,072 on 10/02/2017 collateralized by $2,325,000 Federal Home Loan Mortgage Corp., 1.625% due 10/25/2019 valued at $2,341,768 including accrued interest(a) (Identified Cost $2,293,007)	2,293,007

	Total Investments – 98.9% (Identified Cost $38,637,863)	39,931,376
	Other assets less liabilities – 1.1%	424,146

	Net Assets – 100.0%	$40,355,522

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

(a)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
ETF	Exchange-Traded Fund
GO	General Obligation
SPDR	Standard & Poor’s Depositary Receipt

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$37,108,269	$—	$37,108,269
Exchange-Traded Funds*	530,100	—	—	530,100
Short-Term Investments	—	2,293,007	—	2,293,007

Total	$530,100	$39,401,276	$—	$39,931,376

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2017 there were no transfers among Levels 1, 2 and 3.

Holdings Summary at September 30, 2017 (Unaudited)

General Obligation	13.0%
Medical	11.9
Water	11.2
General	10.9
School District	10.4
Airport	10.4
Transportation	8.0
Higher Education	7.9
Utilities	4.1
Power	2.7
Education	1.4
Exchange-Traded Funds	1.3
Short-Term Investments	5.7

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2017 (Unaudited)

Vaughan Nelson Value Opportunity Fund

Shares	Description	Value (†)
Common Stocks – 96.1% of Net Assets

	Banks – 8.1%
432,875	Bank of NT Butterfield & Son Ltd. (The)	$15,860,540
314,225	Chemical Financial Corp.	16,421,398
916,625	Huntington Bancshares, Inc.	12,796,085
1,564,075	Investors Bancorp, Inc.	21,333,983
323,225	PacWest Bancorp	16,326,095

		82,738,101

	Building Products – 1.2%
426,300	Caesarstone Ltd.(a)	12,703,740

	Capital Markets – 3.1%
185,125	Nasdaq, Inc.	14,360,146
294,200	SEI Investments Co.	17,963,852

		32,323,998

	Chemicals – 1.7%
443,300	PolyOne Corp.	17,745,299

	Commercial Services & Supplies – 1.7%
367,250	KAR Auction Services, Inc.	17,532,515

	Communications Equipment – 1.5%
455,325	CommScope Holding Co., Inc.(a)	15,121,343

	Consumer Finance – 1.5%
501,350	Synchrony Financial	15,566,918

	Containers & Packaging – 4.6%
182,125	Avery Dennison Corp.	17,910,172
359,250	Crown Holdings, Inc.(a)	21,454,410
68,050	Packaging Corp. of America	7,803,974

		47,168,556

	Diversified Consumer Services – 3.3%
122,075	Grand Canyon Education, Inc.(a)	11,086,851
521,350	Laureate Education, Inc., Class A(a)	7,585,643
328,850	ServiceMaster Global Holdings, Inc.(a)	15,367,160

		34,039,654

	Electrical Equipment – 1.3%
117,075	Hubbell, Inc.	13,583,042

	Energy Equipment & Services – 2.3%
213,150	Baker Hughes, a GE Co.	7,805,553
989,675	Forum Energy Technologies, Inc.(a)	15,735,832

		23,541,385

	Health Care Providers & Services – 3.2%
212,150	Centene Corp.(a)	20,529,756

Shares	Description	Value (†)
Common Stocks – continued

	Health Care Providers & Services – continued
265,175	Envision Healthcare Corp.(a)	$11,919,616

		32,449,372

	Hotels, Restaurants & Leisure – 4.7%
497,375	Aramark	20,198,399
994,700	Extended Stay America, Inc.	19,894,000
133,925	Six Flags Entertainment Corp.	8,161,389

		48,253,788

	Household Durables – 4.4%
110,075	Mohawk Industries, Inc.(a)	27,244,663
409,910	Newell Brands, Inc.	17,490,860

		44,735,523

	Independent Power & Renewable Electricity Producers – 2.0%
1,063,725	Abengoa Yield PLC	20,955,383

	Insurance – 9.6%
370,900	Arthur J. Gallagher & Co.	22,828,895
327,225	Athene Holding Ltd., Class A(a)	17,617,794
440,300	First American Financial Corp.	22,001,791
289,200	Hartford Financial Services Group, Inc. (The)	16,030,356
142,100	Reinsurance Group of America, Inc., Class A	19,827,213

		98,306,049

	IT Services – 8.1%
57,050	Alliance Data Systems Corp.	12,639,427
135,100	CACI International, Inc., Class A(a)	18,826,185
267,175	Fidelity National Information Services, Inc.	24,951,473
68,050	Fiserv, Inc.(a)	8,775,728
190,125	Global Payments, Inc.	18,067,579

		83,260,392

	Leisure Products – 1.3%
229,150	Brunswick Corp.	12,825,526

	Life Sciences Tools & Services – 1.1%
119,312	Quintiles IMS Holdings, Inc.(a)	11,342,992

	Machinery – 5.4%
1,052,775	Milacron Holdings Corp.(a)	17,749,786
291,200	Pentair PLC	19,789,952
119,075	Snap-on, Inc.	17,743,366

		55,283,104

	Media – 2.9%
628,425	Interpublic Group of Cos., Inc. (The)	13,064,956
272,200	Nexstar Media Group, Inc., Class A	16,958,060

		30,023,016

	Metals & Mining – 3.4%
1,735,200	Constellium NV, Class A(a)	17,785,800

Shares	Description	Value (†)
Common Stocks – continued

	Metals & Mining – continued
230,150	Reliance Steel & Aluminum Co.	$17,530,525

		35,316,325

	Oil, Gas & Consumable Fuels – 5.2%
454,325	Continental Resources, Inc.(a)	17,541,488
1,508,375	QEP Resources, Inc.(a)	12,926,774
1,994,375	WPX Energy, Inc.(a)	22,935,312

		53,403,574

	Pharmaceuticals – 0.4%
505,350	Endo International PLC(a)	4,328,323

	REITs - Diversified – 2.6%
1,576,100	New Residential Investment Corp.	26,368,153

	REITs - Warehouse/Industrials – 0.9%
161,050	CyrusOne, Inc.	9,490,677

	Semiconductors & Semiconductor Equipment – 2.1%
147,850	Analog Devices, Inc.	12,740,234
211,150	Micron Technology, Inc.(a)	8,304,530

		21,044,764

	Software – 2.8%
158,100	Check Point Software Technologies Ltd.(a)	18,026,562
258,175	RingCentral, Inc., Class A(a)	10,778,806

		28,805,368

	Specialty Retail – 0.8%
129,100	Signet Jewelers Ltd.	8,591,605

	Technology Hardware, Storage & Peripherals – 2.0%
556,375	NCR Corp.(a)	20,875,190

	Textiles, Apparel & Luxury Goods – 1.6%
130,100	PVH Corp.	16,400,406

	Trading Companies & Distributors – 1.3%
369,250	HD Supply Holdings, Inc.(a)	13,318,848

	Total Common Stocks (Identified Cost $888,588,833)	987,442,929

Closed-End Investment Companies – 2.5%
1,587,100	Ares Capital Corp. (Identified Cost $24,511,721)	26,012,569

Principal Amount	Description	Value (†)
Short-Term Investments – 2.0%
$20,828,548	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2017 at 0.340% to be repurchased at $20,829,138 on 10/02/2017 collateralized by $20,190,000 U.S. Treasury Inflation Note, 0.125% due 4/15/2020 valued at $21,248,299 including accrued interest(b) (Identified Cost $20,828,548)	$20,828,548

	Total Investments – 100.6% (Identified Cost $933,929,102)	1,034,284,046
	Other assets less liabilities – (0.6)%	(6,378,170)

	Net Assets – 100.0%	$1,027,905,876

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs     Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$987,442,929	$—	$—	$987,442,929
Closed-End Investment Companies	26,012,569	—	—	26,012,569
Short-Term Investments	—	20,828,548	—	20,828,548

Total	$1,013,455,498	$20,828,548	$—	$1,034,284,046

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2017 (Unaudited)

Insurance	9.6%
IT Services	8.1
Banks	8.1
Capital Markets	5.6
Machinery	5.4
Oil, Gas & Consumable Fuels	5.2
Hotels, Restaurants & Leisure	4.7
Containers & Packaging	4.6
Household Durables	4.4
Metals & Mining	3.4
Diversified Consumer Services	3.3
Health Care Providers & Services	3.2
Media	2.9
Software	2.8
REITs - Diversified	2.6
Energy Equipment & Services	2.3
Semiconductors & Semiconductor Equipment	2.1
Independent Power & Renewable Electricity Producers	2.0
Technology Hardware, Storage & Peripherals	2.0
Other Investments, less than 2% each	16.3
Short-Term Investments	2.0

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2017

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 21, 2017